Document and Entity Information	12 Months Ended
Feb. 28, 2013
Entity Registrant Name	TAL Education Group
Entity Central Index Key	0001499620
Document Type	20-F
Document Period End Date	Feb 28, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Class A Common shares
Entity Common Stock, Shares Outstanding	68,314,150
Class B Common shares
Entity Common Stock, Shares Outstanding	87,806,000

CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 28, 2013	Feb. 29, 2012
Current assets
Cash and cash equivalents	$ 185,080,673	$ 188,579,767
Term deposits	24,110,716	10,328,116
Restricted cash	2,270,269
Available-for-sale securities	399,955	361,803
Inventory	410,167	223,611
Deferred tax assets-current	2,260,446	1,729,758
Prepaid expenses and other current assets	11,906,317	9,011,975
Total current assets	226,438,543	210,235,030
Property and equipment, net	76,115,088	76,726,219
Deferred tax assets-non-current	538,464	490,222
Rental deposit	5,179,073	4,545,605
Intangible assets, net	1,724,444	183,523
Goodwill	555,194	548,825
Long-term prepayments		1,923,481
Long-term investments	5,491,073
Total assets	316,041,879	294,652,905
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of 1,993,297 and 1,739,337 as of February 29, 2012 and February 28, 2013, respectively)	2,009,473	2,863,596
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to TAL Education Group of 50,395,945 and 67,743,448 as of February 29, 2012 and February 28, 2013, respectively)	102,513,876	85,594,032
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of 9,546,915 and 11,269,507 as of February 29, 2012 and February 28, 2013, respectively)	17,196,001	15,284,190
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of 2,206,266 and 2,165,785 as of February 29, 2012 and February 28, 2013, respectively)	2,778,305	637,302
Total current liabilities	124,497,655	104,379,120
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of 45,881 and 36,845 as of February 29, 2012 and February 28, 2013, respectively)	98,945	156,494
Total liabilities	124,596,600	104,535,614
Commitments and contingencies (Note16)
TAL Education Group Shareholders' Equity
Additional paid-in capital	86,016,387	119,769,989
Statutory reserve	12,291,341	10,502,713
Retained earnings	86,430,705	54,779,267
Accumulated other comprehensive income	6,550,726	4,910,364
Total TAL Education Group's Equity	191,445,279	190,117,291
Total liabilities and equity	316,041,879	294,652,905
Class A Common shares
TAL Education Group Shareholders' Equity
Common shares	68,314	45,277
Total TAL Education Group's Equity	68,314	45,277
Class B Common shares
TAL Education Group Shareholders' Equity
Common shares	87,806	109,681
Total TAL Education Group's Equity	$ 87,806	$ 109,681

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 28, 2013	Feb. 29, 2012
Accounts payable	$ 2,009,473	$ 2,863,596
Deferred revenue	102,513,876	85,594,032
Accrued expenses and other current liabilities	17,196,001	15,284,190
Income tax payable	2,778,305	637,302
Deferred tax liabilities-non-current	98,945	156,494
Variable Interest Entity
Accounts payable	1,739,337	1,993,297
Deferred revenue	67,743,448	50,395,945
Accrued expenses and other current liabilities	11,269,507	9,546,915
Income tax payable	2,165,785	2,206,266
Deferred tax liabilities-non-current	$ 36,845	$ 45,881
Class A Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	68,314,150	45,277,044
Common shares, shares outstanding (in shares)	68,314,150	45,277,044
Class B Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	87,806,000	109,681,000
Common shares, shares outstanding (in shares)	87,806,000	109,681,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 225,931,095	$ 177,519,672	$ 110,588,299
Cost of revenues	(115,748,650)	(95,587,218)	(56,142,838)
Gross profit	110,182,445	81,932,454	54,445,461
Operating expenses
Selling and marketing	(27,673,598)	(23,166,231)	(9,934,938)
General and administrative	(51,125,534)	(37,814,962)	(19,085,014)
Impairment loss on long-term prepayment	(594,162)
Impairment loss on intangible assets and goodwill		(139,660)
Total operating expenses	(79,393,294)	(61,120,853)	(29,019,952)
Government subsidies	632,269	213,270	148,537
Income from operations	31,421,420	21,024,871	25,574,046
Interest income	5,343,445	3,499,926	1,346,284
Interest expense			(59,212)
Other income	776,293	4,180,703	1,718
Gain from sales of available-for-sale securities (includes $(4,822), $nil and $nil accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities for years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively)			6,429
Gain on extinguishment of liabilities			134,370
Impairment loss on long- term investment		(235,397)
Income before income tax provision	37,541,158	28,470,103	27,003,635
Provision for income tax (includes $1,607, $nil and $nil income tax expenses from reclassification items for years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively)	(4,101,092)	(4,156,450)	(2,628,090)
Net income from continuing operations	33,440,066	24,313,653	24,375,545
Net loss from discontinued operations, net of tax effects of $81,391, $nil and $nil for years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively			(334,395)
Net income	33,440,066	24,313,653	24,041,150
Net income attributable to TAL Education Group shareholders	$ 33,440,066	$ 24,313,653	$ 24,041,150
Net income per common share
Basic from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Basic from discontinued operations (in dollars per share)			$ 0
Basic (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Diluted from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Diluted from discontinued operations (in dollars per share)			$ 0
Diluted (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Weighted average shares used in calculating net income per common share
Basic (in shares)	155,607,458	154,000,219	131,911,539
Diluted (in shares)	156,631,090	155,874,381	136,445,635

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Income tax expenses from reclassification items securities, tax effects	$ 0	$ 0	$ 1,607
Net (loss)/income from discontinued operations, tax effects	0	0	81,391
Unrealized gains/ (loss) on available-for-sale securities
Accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities	$ 0	$ 0	$ 4,822

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 33,440,066	$ 24,313,653	$ 24,041,150
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,614,614	3,127,206	1,658,010
Unrealized gains/ (loss) on available-for-sale securities:
Net unrealized gains/ (loss) on available-for-sale securities, net of tax effect of $(712), $30,474 and $(8,583) for years ended February 28, 2011, February 29, 2012 and February 28, 2013	25,748	(91,421)	2,138
Less: Transfer to statements of operations of realized gains on available-for-sale securities, net of tax effect of $1,607, $nil and $nil for years ended February 28, 2011, February 29, 2012 February 28, 2013			(4,822)
Other comprehensive income	1,640,362	3,035,785	1,655,326
Comprehensive income	35,080,428	27,349,438	25,696,476
Comprehensive income attributable to TAL Education Group shareholders	$ 35,080,428	$ 27,349,438	$ 25,696,476

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax effect of net unrealized gains/(loss) on available-for-sale securities	$ (8,583)	$ 30,474	$ (712)
Tax effect of transfers to statements of operations of realized gains on available-for-sale securities	$ 0	$ 0	$ 1,607

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Class A Common shares	Class B Common shares	Class B Common shares Common shares subscription receivable
Balance at Feb. 28, 2010	$ 17,926,071	$ 779,641	$ 4,857,443	$ 12,069,734	$ 219,253		$ 120,000	$ (120,000)
Balance (in shares) at Feb. 28, 2010							120,000,000
Increase (Decrease) in Stockholders' Equity
Subscription received	120,000							120,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering	9,000,000	8,995,000					5,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering (in shares)							5,000,000
Issuance of Class A common shares, net of issuance cost of $(2,430,995)	127,002,205	126,974,605				27,600
Issuance of Class A common shares, net of issuance cost of $(2,430,995) (in shares)						27,600,000
Net income	24,041,150			24,041,150
Provision for statutory reserve			3,383,254	(3,383,254)
Dividends to shareholders	(30,000,000)	(30,000,000)
Share-based compensation	5,306,472	5,306,472
Foreign currency translation adjustment	1,658,010				1,658,010
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $1,607	(4,822)				(4,822)
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(8,583), $30,474 and $(712) for the year ended 2013, 2012 and 2011 respectively	2,138				2,138
Balance at Feb. 28, 2011	155,051,224	112,055,718	8,240,697	32,727,630	1,874,579	27,600	125,000
Balance (in shares) at Feb. 28, 2011						27,600,000	125,000,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						15,319	(15,319)
Conversion of Class B common shares to Class A common shares (in shares)						15,319,000	(15,319,000)
Net income	24,313,653			24,313,653
Provision for statutory reserve			2,262,016	(2,262,016)
Issuance of common shares pursuant to stock plan	(184,614)	(186,972)				2,358
Issuance of common shares pursuant to stock plan (in shares)						2,358,044
Share-based compensation	7,901,243	7,901,243
Foreign currency translation adjustment	3,127,206				3,127,206
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(8,583), $30,474 and $(712) for the year ended 2013, 2012 and 2011 respectively	(91,421)				(91,421)
Balance at Feb. 29, 2012	190,117,291	119,769,989	10,502,713	54,779,267	4,910,364	45,277	109,681
Balance (in shares) at Feb. 29, 2012						45,277,044	109,681,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						21,875	(21,875)
Conversion of Class B common shares to Class A common shares (in shares)						21,875,000	(21,875,000)
Net income	33,440,066			33,440,066
Provision for statutory reserve			1,788,628	(1,788,628)
Dividends to shareholders	(39,030,038)	(39,030,038)
Issuance of common shares pursuant to stock plan	(571,265)	(573,005)				1,740
Issuance of common shares pursuant to stock plan (in shares)						1,740,044
Share-based compensation	8,283,900	8,283,900
Share repurchase	(2,435,037)	(2,434,459)				(578)
Share repurchase (in shares)						(577,938)
Foreign currency translation adjustment	1,614,614				1,614,614
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(8,583), $30,474 and $(712) for the year ended 2013, 2012 and 2011 respectively	25,748				25,748
Balance at Feb. 28, 2013	$ 191,445,279	$ 86,016,387	$ 12,291,341	$ 86,430,705	$ 6,550,726	$ 68,314	$ 87,806
Balance (in shares) at Feb. 28, 2013						68,314,150	87,806,000

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Feb. 28, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance of Class A common shares, issuance cost	$ (2,430,995)
Tax effect of transfers to statements of operations of realized gains on available-for-sale securities	1,607
Tax effect of net unrealized gains/(loss) on available-for-sale securities	$ (712)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Cash flows from operating activities
Net income from continuing operations	$ 33,440,066	$ 24,313,653	$ 24,375,545
Adjustments to reconcile net income to net cash provided by continuing operating activities
Depreciation of property and equipment	7,023,754	5,203,847	2,786,645
Amortization of intangible assets	343,578	490,883	678,933
Loss on disposal of property and equipment	20,754	70,637
Share-based compensation	8,283,900	7,901,243	5,306,472
Impairment loss on long-term prepayment	594,162
Impairment loss on intangible assets and goodwill		139,660
Impairment loss on long-term investment		235,397
Gain on extinguishment of liabilities			(133,159)
Changes in operating assets and liabilities
Inventory	(186,556)	(105,784)	9,510
Prepaid expenses and other current assets	(1,658,720)	(4,265,046)	(2,639,484)
Deferred income taxes	(636,479)	(430,239)	(673,512)
Rental deposit	(633,468)	(1,727,479)	(667,358)
Accounts payable	(1,582,639)	1,582,054	(60,198)
Deferred revenue	16,919,844	34,916,007	21,202,797
Amounts due to related parties			(28,626)
Accrued expenses and other current liabilities	1,340,546	7,313,423	1,516,279
Income tax payable	2,141,003	(2,240,585)	2,359,117
Net cash provided by operating activities-continuing operations	65,409,745	73,397,671	54,032,961
Net cash used in operating activities-discontinued operations			(210,338)
Net cash provided by operating activities	65,409,745	73,397,671	53,822,623
Cash flows from investing activities
Restricted cash	(2,040,497)
Purchase of term deposits	(46,123,942)	(64,358,102)	(25,870,071)
Proceeds from maturity of term deposits	32,341,342	79,900,057
Purchase of property and equipment (building comprised of $nil, $(62,474,175) and $(922,713) for years ended February 28, 2011, February 29, 2012 and February 28, 2013)	(6,163,284)	(72,631,938)	(5,164,709)
Proceeds from disposal of property and equipment	89,775	3,224
Payments for purchase of intangible assets	(765,108)	(1,891,637)
Sales of available-for-sale securities			1,470,660
Payment for long-term investment	(5,456,991)	(117,363)
Net cash used in investing activities-continuing operation	(28,118,705)	(59,095,759)	(29,564,120)
Net cash used in investing activities-discontinued operations			(3,829)
Net cash used in investing activities	(28,118,705)	(59,095,759)	(29,567,949)
Cash flows from financing activities
Proceeds from initial public offering			129,433,200
Payment of issuance cost in connection with IPO		(387,000)	(2,094,905)
Payment of deferred acquisition consideration			(344,909)
Dividend to shareholders	(39,030,038)		(30,000,000)
Class B common shares subscription received			120,000
Payback of convertible loan			(500,000)
Payment for previous acquisition		(83,022)
Payment for share repurchase	(2,435,037)
Net cash provided by/ (used in) financing activities	(41,465,075)	(470,022)	96,613,386
Effect of exchange rate changes	674,941	1,582,216	1,545,120
Net increase/(decrease) in cash and cash equivalents	(3,499,094)	15,414,106	122,413,180
Cash and cash equivalents at the beginning of year	188,579,767	173,165,661	50,752,481
Cash and cash equivalents at the end of year	185,080,673	188,579,767	173,165,661
Supplement disclosure of cash flow information:
Income tax paid	2,404,796	6,686,919	2,846,739
Interest expense paid			53,014
Non-cash investing and financing activities:
Payable for purchase of property and equipment	728,516	370,288	177,932
Payable for investment in Holiday School	$ 120,554	$ 119,171

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property and equipment, net
Purchase of property and equipment	$ 6,163,284	$ 72,631,938	$ 5,164,709
Building
Property and equipment, net
Purchase of property and equipment	$ 922,713	$ 62,474,175	$ 0

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 28, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in provision of high quality after-school tutoring programs for primary and secondary school students in the People’s Republic of China (the “PRC”). At the time of its incorporation and through the VIE arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively, “the founding shareholders”).

The Company, its subsidiaries, its consolidated Variable Interest Entities (“VIEs”) and VIEs’ subsidiaries and schools are collectively referred to as the “Group”.

As of February 28, 2013, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited (“TAL Hong Kong”)(1)	March 11, 2008	Hong Kong	100%	Holding company

TAL Education Technology (Beijing) Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited (“Yidu Hong Kong”)	April 13, 2012	Hong Kong	100%	Holding company

TAL Electronic Technology (Shanghai) Co., Ltd (“TAL Shanghai”)	May 9, 2012	Shanghai	100%	Software development, sales, and consulting service

Beijing Xintang Sichuang Education Technology Co., Ltd (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd (“ZhixueSi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd (“Yidu Xuedi Beijing”)	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	N/A*	Study aboard intermediary service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	N/A*	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”)(2)	July 1, 2008	Wuhan	N/A*	Language education

Shanghai Changning District Xueersi Training School (“Shanghai Changning School”)(3)	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School (“Shanghai Minhang School”)(4)	August 1, 2008	Shanghai	N/A*	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	N/A*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	N/A*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	N/A*	Teaching software research and development

Beijing Haidian District Lejiale Training School (‘‘Beijing Lejiale School’’)	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (‘‘Hexi Xueersi School’’)	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (‘‘Hangzhou Education’’)	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (‘‘Wuhan Jiang’an School’’)	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (‘‘Beijing Chaoyang School’’)	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Technology Co., Ltd. (‘‘Nanjing Education’’)	January 24, 2011	Nanjing	N/A*	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (‘‘Xi’an Network’’)	February 15, 2011	Xi’an	N/A*	Software sales, and consulting service

Shanghai Xueersi Network Technology Co., Ltd. (‘‘Shanghai Network’’)	March 10, 2011	Shanghai	N/A*	Software sales, and consulting service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools: - continued

Chengdu Xueersi Education Consulting Co., Ltd. (‘‘Chengdu Education’’)	March18, 2011	Chengdu	N/A*	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	N/A*	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (‘‘Suzhou Network’’)	February 21, 2012	Suzhou	N/A*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. (“Shenyang Education”)	April 12, 2012	Shenyang	N/A*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center (“Zhengzhou Jinshui Center”)	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center (“Guangzhou Tianhe Center”)	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Training School (“Shenyang Training School”)	September 6, 2012	Shenyang	N/A*	After-school tutoring for primary and secondary school students

Suzhou Zhikang Culture Training Center (“Suzhou Zhikang Center”)	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Liwan District Xueersi Training Center (“Guangzhou Liwan Center”)	February 25, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 Previously known as Xueersi International Education Group and the name change permit granted by governmental authority in June 2013.

(2)                                 Previously known as Wuhan Jianghan District Xiaoxinxing English Training School and the name change permit granted by governmental authority in December 2010.

(3)                                 Previously known as Shanghai Changning District Lejiale Training School and the name change permit granted by governmental authority in April 2011.

(4)                                 Previously known as Shanghai Minhang District Lejiale Training School and the name change permit granted by governmental authority in December 2011.

The contractual arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing education services outside China. As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws.

To comply with the PRC laws and regulations, except for its personalized premium tutoring service in Beijing, which is currently offered substantially through Huanqiu Zhikang, one of the Company’s wholly owned PRC subsidiaries, the Group provides and plans to provide most of its services in the PRC through its VIEs, Xueersi Education, Xueersi Network, Beijing Dongfangrenli and their subsidiaries and schools. The VIEs and their subsidiaries and schools hold various licenses upon which the Company’s business depends. A substantial majority of the Company’s employees who provide the Company’s services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial majority of the properties upon which the Company’s services are delivered. The nominee shareholders of the VIEs have in the past received two loans from TAL Beijing for capital contribution. These loans were eliminated on the Group’s consolidated balance sheets. The net revenue from the VIEs and their subsidiaries and schools accounted for 82.6% of the Company’s total net revenue for the fiscal year ended February 28, 2013. To provide the Company the power to control the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries and schools, the Company’s wholly owned subsidiary, TAL Beijing entered into a series of contractual arrangements with Xueersi Education, Xueersi Network and their respective shareholders on February 12, 2009, including exclusive business service agreement, which were superseded by the Exclusive Business Cooperation Agreement entered into on June 25, 2010. In addition, on December 27, 2011, TAL Beijing entered into a series of contractual arrangements with Beijing Dongfangrenli and their respective shareholders.

Through the below contractual arrangements, TAL Beijing has (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools, it is considered the primary beneficiary of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group’s financial statements.

Series ofexclusivetechnology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into in June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries and schools comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Service Agreement entered into by and among TAL Beijing, Beijing Dongfangrenli and its shareholders in December 2011, TAL Beijing and its designated affiliates have the exclusive right to provide Beijing Dongfangrenli and its subsidiaries and schools (if any) comprehensive intellectual property licensing and various technical and business support services. The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing owns the exclusive intellectual property rights developed in the performance of these agreements. As consideration for these services, TAL Beijing and its designated affiliates is entitled to charge the VIEs and VIEs’ subsidiaries and schools annual service fees and adjust the service fee rates from time to time at its discretion. The agreements are effective within the operation term of TAL Beijing, the VIEs and VIEs’ subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties.

Call option agreement: Pursuant to the call option agreement, by and among TAL Beijing, the VIEs and their subsidiaries, the shareholders of the VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from the VIEs’ shareholders, to the extent permitted under PRC law, part of or all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. TAL Beijing has sole discretion to decide when to exercise the option, whether in part or in full. Unless earlier terminated by mutual agreement of all parties, this agreement shall remain effective until TAL Beijing exercise its purchase right to purchase all the VIEs’ equity interests according to this agreement.

Equity pledge agreement: Pursuant to the equity pledge agreement, the shareholders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee the VIEs’ performance of their obligations under the technology support and service agreements. The shareholders of the VIEs agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest. This agreement is effective over the same term as the exclusive technology support and service agreements and can only be terminated when all the obligations under the exclusive technology support and service agreements are completely fulfilled.

Letter of Undertaking: All of the shareholders of Xueersi Education and Xueersi Network have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All of the shareholders of Beijing Dongfangrenli have made similar undertakings in the option agreement, date December 27, 2011, described above.

Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs. This agreement remains effective during the entire period when they are shareholders of the VIEs.

The articles of associations of the VIEs state that the major rights of the shareholders in shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement TAL Beijing has the ability to exercise effective control over the VIEs through shareholder votes and through such votes to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each of the shareholders of the VIEs entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the equity pledge agreement, the call option agreement and the power of attorney described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

Deed of undertaking: The Company and Mr. Bangxin Zhang executed a deed of undertaking (“Deed”) on June 24, 2013. The Deed requires Mr. Bangxin Zhang, to the extent he has a majority voting interest in the Company to abstain from 1) exercising his majority voting rights in any vote pertaining to the appointment or removal of a director and 2) any matters related to the Deed.

Upon execution of the Deed, at all times that Mr. Bangxin Zhang holds an otherwise majority voting interest in the Company, Mr. Bangxin Zhang is constrained from exercising a more than 49 percent voting interest in any vote pertaining to the appointment, removal, or replacement of a director and cannot requisition a meeting for this purpose, or cast any vote on any matter related to the Deed. This prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains the characteristics of a controlling financial interest in the VIEs and should consolidate them as the VIEs’ primary beneficiary.

Risks in relation to the VIE structure

The Company believes that TAL Beijing’s contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

·                                          revoke the Group’s business and operating licenses;

·                                          require the Group to discontinue or restrict its operations;

·                                          restrict the Group’s right to collect revenues;

·                                          block the Group’s websites;

·                                          require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

·                                          impose additional conditions or requirements with which the Group may not be able to comply; or

·                                          take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and the VIEs’ subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and the VIEs’ subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

The four legal owners of Xueersi Education and Xueersi Network are Mr. Bangxin Zhang, Mr. Yachao Liu, Mr. Yunfeng Bai, and Mr. Yundong Cao, and the three legal owners of Beijing Dongfangrenli are Mr. Bangxin Zhang, Mr. Yachao Liu and Mr. Yunfeng Bai. Mr. Zhang, Mr. Liu and Mr. Bai are beneficial shareholders of TALEducation Group and directors or officers of TAL Education Group. Mr. Cao is a beneficial owner of TAL Education Group. Mr. Bangxin Zhang, one of these legal owners, is a director of TAL Education Group and is also a director of VIEs. When conflicts of interest arise, it is possible that any or all of these individuals may not act in the best interests of the Group, and such conflicts may not be resolved in the Group’s favor. In addition, these individuals may breach, or cause our VIEs, their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and our VIEs, their subsidiaries and schools. Currently, the Group does not have any arrangements to address potential conflicts of interest between these individuals and the Company. The Group relies on these individuals to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the company that requires them to act in good faith and in the best interests of the company and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and the legal owners of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to substantial uncertainty as to the outcome of any such legal proceedings.

The following consolidated financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$48,556,206	$76,866,320
Term deposits	10,328,116	11,251,668
Prepaid expenses and other current assets	8,335,325	15,162,308

Total current assets	67,219,647	103,280,296

Property and equipment, net	52,497,923	50,385,824
Other non-current assets	4,933,431	7,904,513

Total assets	124,651,001	161,570,633

Deferred revenue	50,395,945	67,743,448
Accrued expenses and other current liabilities	13,746,478	15,174,629

Total current liabilities	64,142,423	82,918,077

Total non-current liabilities	45,881	36,845

Total liabilities	$64,188,304	$82,954,922

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$96,679,369	$142,650,139	$186,575,902
Net income	$33,398,766	$45,236,929	$55,172,212

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$15,437,897	$44,458,648	$37,349,571
Net cash used in investing activities	$(2,558,536)	$(27,017,006)	$(9,039,457)
Net cash used in financing activities	$(344,909)	$—	$—

As of the fiscal year-end on each of February 28, 2011, February 29, 2012 and February 28, 2013, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing or its designated affiliates related to the service fees was US$2.8 million, US$4.7 million and US$ 13.0million, respectively and was eliminated upon consolidation.

There are no consolidated VIE assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligation.

The following consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries and schools in the Group:

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$140,023,561	$108,214,353
Term deposits	—	12,859,048
Prepaid expenses and other current assets	2,991,822	2,084,846

Total current assets	143,015,383	123,158,247

Property and equipment, net	24,228,296	25,729,264
Other non-current assets	2,758,225	5,583,735

Total assets	170,001,904	154,471,246

Deferred revenue	35,198,087	34,770,428
Accrued expenses and other current liabilities	5,038,610	6,809,150

Total current liabilities	40,236,697	41,579,578

Total non-current liabilities	110,613	62,100

Total liabilities	$40,347,310	$41,641,678

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$13,908,930	$34,869,533	$39,355,193
Net income	$(9,357,616)	$(20,923,276)	$(21,732,146)

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$38,384,726	$28,939,023	$28,060,174
Net cash used in investing activities	$(27,009,413)	$(32,078,753)	$(19,079,248)
Net cash provided by/(used in) financing activities	$96,958,295	$(470,022)	$(41,465,075)

Relevant PRC laws and regulations for companies established in PRC including the VIEs restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2013
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.                                      SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, which are accounted for under the voting interest model, and its VIEs,VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

The Company through TAL Education Technology (Beijing) (“TAL Beijing”), a wholly owned foreign enterprise, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The Contractual Arrangements.” These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs.  As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation, (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing with a right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810 these agreements are considered variable interests.  Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate, the variable interest entity.  Among other reasons, an entity is considered a variable interest entity if the holders of the equity investment at risk in the entity, as a group, lack any one of the following characteristics of a controlling financial interest:

•      The power, through voting rights or similar rights, to direct the activities of the entity that most significantly impact the entity’s economic performance

•      The obligation to absorb the entity’s expected losses, or

•      The right to receive the entity’s expected residual returns

A reporting entity is considered to be the primary beneficiary, and thus the accounting parent, of a variable interest entity if it possesses both: (a) the power to direct the activities that most significantly impact the economic performance of the variable interest entity and (b) the obligation to absorb losses and/or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

As a result of the contractual arrangements, the nominee shareholders of the VIEs lack the characteristics of a controlling financial interest in the VIEs and therefore the VIEs are considered to be variable interest entities under ASC 810.  The contractual arrangements, by design, transfer each of the three characteristics of a controlling financial interest from the VIEs’ nominee shareholders to TAL Beijing.  The contractual arrangements also cause TAL Beijing to be the primary beneficiary of the VIEs, and accordingly TAL Beijing consolidates their operations.

Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP.  The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable.  Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs.  In the opinion of our PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law.  See “Note 1 Organization and Principal Activities—The Contractual Arrangements.”

The Company has considered the existence of related party relationships, e.g. ownership of an equity interest in the Company and the VIEs, and the effect that might have on the enforceability of the contractual agreements and in turn whether they are substantive.  The Company believes there are no barriers to exercise our rights under the contracts and therefore they are substantive and appropriately considered in our consolidation analysis in accordance with ASC 810.  In assessing the shareholdings of certain individual parties in the Company and in the VIEs, specifically Mr. Bangxin Zhang, the Company acknowledges that from November 23, 2011, Mr. Bangxin Zhang, a majority nominee shareholder in the VIEs, also held a majority voting interest in the Company, which he obtained through no actions of the Company or Mr. Bangxin Zhang.

On June 24, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking (“Deed”).  The Deed requires Mr. Bangxin Zhang, to the extent he has a majority voting interest in the Company to abstain from 1) exercising his majority voting rights in any vote pertaining to the appointment or removal of a director and 2) any matters related to the Deed.

Although the contractual arrangements between TAL Beijing and the VIEs were designed to provide TAL Beijing with the characteristics of a controlling financial interest regardless of the respective shareholdings of Mr. Bangxin Zhang, during the period between November 23, 2011 and June 24, 2013, Mr. Bangxin Zhang’s majority voting interest in the Company, when combined with his status as a majority nominee shareholder in the VIEs, could have constrained the ability of the Company to exercise its rights under the contractual agreements. This is due to the fact that Mr. Bangxin Zhang’s majority voting interest in the Company provided him with the legal ability to control the composition of a majority of the board of directors and therefore may have provided him with the legal ability to affect whether or not the Company could exercise the rights contained in the contractual agreements.  Mr. Bangxin Zhang did not exercise this power at any time during the period in which he held a majority voting interest in the Company and during such period, in fact, there was no change in the composition of the board of directors or in the day-to-day operations of the Company.

Upon execution of the Deed, at all times that Mr. Bangxin Zhang holds an otherwise majority voting interest in the Company, Mr. Bangxin Zhang is constrained from exercising a more than 49 percent voting interest in any vote pertaining to the appointment, removal, or replacement of a director and cannot requisition a meeting for this purpose, or cast any vote on any matter related to the Deed.  This prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains the characteristics of a controlling financial interest in the VIEs and should consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of abbreviated financial information of the Company with and without the VIEs, after elimination of intercompany activity.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year. If the term deposits are withdrawn before maturity date, the Company will subject to a significant penalty for early redemption.

Restricted cash

The Group’s restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries.

Available-for-sale securities

Available-for-sale securities are carried at their fair value. Unrealized gains and losses excluded from the changes in fair value are included in accumulated other comprehensive income.

The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. Other-than-temporary impairments below costs are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of domain names, partnership agreement, trade name, student base, non-compete agreement, copy rights and education license, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Copy rights	5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-2.0 years

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the year ended February 28, 2013, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment and performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group performs its annual goodwill impairment test on the last day of each fiscal year.

Revenue recognition

Revenue is recognized when earned and is reported net of business tax.

The primary sources of the Group’s revenues are as follows:

(a)                                 Educational programs and services

The educational programs and services primarily consist of after-school group tutoring, after-school one-on-one tutoring and training courses for preschool children. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28, 2011, February 29, 2012 and February 28, 2013 are $108,341,605, $171,331,866 and $218,006,411, respectively.

Generally, for small-class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a small-class course is delivered, no refund will be provided. For small-class courses with less than seven classes, no refund will be provided after the commencement of the courses. For preschool courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

(b)                                 Online education services

The online education services provided by the Group to its customers include audio-video course content. The revenue for online education services for the year ended February 28, 2011, February 29, 2012 and February 28, 2013 are $1,967,882, $5,736,664 and $6,962,012, respectively.

Customers enroll for online courses through the use of prepaid study cards or payment to the Group’s on-line accounts. The proceeds collected from the online course education are initially recorded as deferred revenue. Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from one month to six months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

(c)                                  Educational materials and others

The Group sells educational materials to students at the Group’s service centers. Revenue is recognized after a service contract is signed, the price is fixed or determinable, educational materials are delivered and collection of the receivables is reasonably assured. The revenue for educational materials and others for the year ended February 28, 2011, February 29, 2012 and February 28, 2013 are $278,812, $451,142 and $962,672, respectively.

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

Pursuant to the PRC tax laws, in case of any product sales, generally the Value added tax (“VAT”) rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Implementation of such VAT pilot program was phased into Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. The Group’s online education services and inter-company technical services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of 6% since the policy was effective as of September 2012.

For certain software related products that are qualified as “software products” by PRC tax authorities; the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis.

For the calendar years 2010, 2011 and 2012, TAL Beijing filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. For the calendar year 2012, Yidu Huida filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. From August 2010, Xueersi Education filed its VAT return at the rate of 13% for the book sales that enjoyed a preferential tax rate.

Business tax

The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the operating expenses in the consolidated statements of operations.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising costs incurred were $271,484, $2,718,675, and $2,502,489 for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

The Group reports government subsidies as other operating income when received from local government authority with no limitation on the use of the subsidies. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received and records it as other operating income when there is no further performance obligation.

Government subsidies received totaled $148,537, $213,270 and $793,007 for the years ended February 28, 2011, February 29, 2012, and February 28, 2013, respectively. The Group recorded $148,537, $213,270 and $632,269 government subsidies as other operating income for the years ended February 28, 2011, February 29, 2012, and February 28, 2013, respectively.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2011, February 29, 2012 and February 28, 2013 the Group recorded an exchange loss of $80,480, and gains of $4,211,173, $938,116 respectively in other income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of US$197,522,897 and US$207,803,373 as of February 29, 2012 and February 28, 2013, respectively, which were denominated in RMB.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities, and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on March 1, 2012.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits and restricted cash. The Group places its cash and cash equivalents, term deposits and restricted cash in financial institutions with high credit ratings.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, available-for-sale securities, accounts payables and income tax payable. The fair value of cash and cash equivalents, term deposits, restricted cash, and accounts payables approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. All highly liquid short-term investments purchased with original maturity of three months or less at the date of acquisition are included in cash and cash equivalents.

Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Long-term investments

The Group accounts for its investments in Beijing Century Mingde Education Technology Co., Ltd (“Century Mingde”) and a third-party online education platform using fair value method. The Group carries these investments at fair value and recognizes any fair value changes into the consolidated statements of operations. . The Group accounts for its investment in Beijing Haidian Holiday Culture Training School (“Holiday School”) using the cost method as the Group does not have the ability to exercise significant influence over operating and financial policies of the investee. This investment is carried at cost and adjusted for other than-temporary declines in fair value of the investment and distributions of earnings. This investment was fully impaired for the year ended February 29, 2012. The impairment on long-term investment is discussed in Note 5.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of available-for-sale securities and long-term investments is discussed in Note 12.

Recentaccounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders ‘ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

·                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the update pronouncement issued in June 2011. The Group adopted this guidance on March 1, 2012 and has presented two separate but consecutive statements since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for fiscal year 2013.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal year beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recentaccounting pronouncements not yet adopted

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (‘‘ASU’’) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP.

The new amendments will require an organization to:

·                                          Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

·                                          Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this ASU should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity ‘s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition).Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Feb. 28, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.                                      DISCONTINUED OPERATIONS

In October 2010, the Group exited its operations in Qianjiang School and Jianli School in order to focus its operation in Wuhan Jianghan School. Accordingly, the operating results of Qianjiang School and Jianli School are presented in the Consolidated Statements of Operations as discontinued operations, net of tax, for all periods presented. A $128,522 impairment loss for the goodwill and a $53,122 impairment loss for the intangible assets of the two schools were recorded in operating results of discontinued operations in the year ended February 28, 2011(see Note 9).

By the fiscal year ended February 28, 2011, the liquidation process of the two schools has been finished and there were no remaining assets or liabilities associated with discontinued operations in the accompanying consolidated balance sheet as of February 28, 2011. The gain or loss from the liquidation process of the two schools was immaterial. Summarized operating results as discontinued operations in accompanying consolidated statements of operations were as follows for the years ended February 28, 2011, February 29, 2012 and February 28, 2013:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Net revenues	$169,304	$—	$—
Pre-tax loss	$(415,786)	$—	$—
Benefits for income taxes	$81,391	$—	$—
Net loss	$(334,395)	$—	$—

EXTINGUISHMENT OF LIABILITIES	12 Months Ended
Feb. 28, 2013
EXTINGUISHMENT OF LIABILITIES
EXTINGUISHMENT OF LIABILITIES

4.                                      EXTINGUISHMENT OF LIABILITIES

During the year ended February 28, 2009 the Group renegotiated with the sellers of Wuhan Jianghan School, acquired in July 2008, and $731,092 of acquisition consideration was waived and recorded as a gain resulting from extinguishment of liabilities. In December 2010, $134,370 of remaining unpaid consideration was subsequently waived and recorded as a gain on extinguishment of liabilities for the year ended February 28, 2011.

IMPAIRMENT ON LONG-TERM INVESTMENT	12 Months Ended
Feb. 28, 2013
IMPAIRMENT ON LONG-TERM INVESTMENT
IMPAIRMENT ON LONG-TERM INVESTMENT

5.                                      IMPAIRMENT ON LONG-TERM INVESTMENT

On August 12, 2011, Zhikang acquired 15% equity interest in Beijing Haidian Holiday Culture Training School (‘‘Holiday School’’) with consideration of $235,397, recorded as a long-term investment. However, after the investment, Holiday School’s business unexpectedly and quickly deteriorated. Therefore, the long-term investment was fully impaired for the year ended February 29, 2012.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Prepaid rent	$3,988,593	$5,017,135
Prepayments to suppliers (1)	1,717,996	1,998,710
Interest receivable	631,510	1,505,973
Deed tax refund receivable (2)	—	1,235,622
Staff advances	559,793	654,003
Deposit with third parties	858,028	208,960
ADR receivable	368,711	207,000
Study cards receivable	312,944	122,055
Others	574,400	956,859
	$9,011,975	$11,906,317

(1)                                 Advance payments were primarily for advertising and purchases of property and equipment.

(2)                                 According to the Caishui [2001] No 156, Beijing Haidian School is entitled to enjoy the deed tax exemption on purchasing the buildings for educational services purpose. Deed tax refund receivable was recorded upon the confirmation and approval from related tax authority during the year ended February 28, 2013.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Building	$63,416,230	$64,073,055
Leasehold improvement	10,196,222	10,796,498
Computer, network equipment and software	10,039,490	13,141,255
Vehicles	1,002,949	854,070
Office equipment and furniture	1,490,734	1,994,719
Total cost of property and equipment	86,145,625	90,859,597
Less: accumulated depreciation and amortization	(9,419,406)	(14,744,509)
	$76,726,219	$76,115,088

For the years ended February 28, 2011, February 29, 2012 and February 28, 2013, depreciation expenses were $2,790,061, $5,203,847, and $7,023,754, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.                                      INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Domain names	$1,846,858	$2,057,235
Copyrights	—	1,648,532
Partnership agreement	349,783	349,783
Trade name	262,360	262,360
Student base	221,082	221,082
Non-compete agreement	17,012	17,012
Education license	4,509	4,509

Total cost of intangible assets	2,701,604	4,560,513
Less: accumulated amortization	(2,584,109)	(2,927,687)
Add: foreign exchange difference	66,028	91,618
	$183,523	$1,724,444

Domain names were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions in the year ended February 28, 2009, except for the addition of copyrights during the year ended February 28, 2013 (See Note 10).

The Group recorded amortization expense of $715,038, $490,883, and $343,578 for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are $436,992, $436,992, $390,890, $360,053, $87,602 respectively.

GOODWILL	12 Months Ended
Feb. 28, 2013
GOODWILL
GOODWILL

9.                                      GOODWILL

Changes in the carrying amount of goodwill for the years ended February 29, 2012 and February 28, 2013 consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Gross amount:
Beginning balance	$2,047,189	$2,073,091
Exchange difference	25,902	6,369
Ending balance	2,073,091	2,079,460
Accumulated impairment loss:
Beginning balance	$(1,384,606)	$(1,524,266)
Charge for the year	(139,660)	—
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$548,825	$555,194

On November 30, 2010 the Group performed an impairment test on goodwill in Qianjiang and Jianli School, which was triggered by their deteriorating performance. As a result a $128,522 impairment loss for the goodwill from the acquisition of the two schools was recognized in operating results of discontinued operations. The two schools were liquidated in the year ended February 28, 2011(see Note 3).

On August 31, 2011 the Group performed an impairment test on goodwill related to purchase of a business in Tianjin in the fiscal year ended February 28, 2009, which was triggered by their deteriorating performance. As a result, a $139,660 impairment loss for the goodwill was recognized in operating results for the year ended February 29, 2012.

The Group incurred $128,522, $139,660, and $nil impairment loss on goodwill for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively.

LONG-TERM PREPAYMENTS	12 Months Ended
Feb. 28, 2013
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

10.                               LONG-TERM PREPAYMENTS

	As of	As of
	February 29,	February 28,
	2012	2013
Prepaid for teaching materials development (1)	$1,099,547	$—
Prepaid for acquisition of license (2)	823,934	—
Total	$1,923,481	$—

(1)                                 The Group signed two agreements with McGraw-Hill Hong Kong Limited to develop two sets of English teaching materials with the total amount of $1,648,532. As of February 29, 2012, the prepayment was $1,099,547, and subsequently settled out the remaining balance and in April and June 2012 the Group recorded all the payment as intangible assets upon delivery of both sets of the teaching materials. These intangible assets were recorded as copy rights and amortized over a period of five years.

(2)                                 In September 2011, the Group entered into acquisition agreements to obtain the study-abroad intermediary service operating license, for which the Group prepaid $823,934.  $229,772 of the total prepayment amount was cash deposit required by the Education Bureau and recorded as restricted cash as of February 28, 2013. In February 2013, the Group revised its business strategy to not develop its study-abroad intermediary services and the remaining $594,162 prepayment was fully written off.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 28, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Accrued employee payroll and welfare benefits	$9,614,318	$12,618,301
Other taxes payable	2,362,052	2,746,276
Accrued teaching material costs	465,627	309,938
Payable to employees	885,869	206,014
Government subsidies	—	160,738
Enrollment fees collected for sponsors	281,293	120,082
Payable for investment in Holiday School	95,337	96,443
Professional service fee payable	478,890	69,499
Payable for acquisition of Wuhan Jianghan School	35,274	35,684
Accrued advertising expenses	231,600	—
Others	833,930	833,026
Total	$15,284,190	$17,196,001

FAIR VALUE	12 Months Ended
Feb. 28, 2013
FAIR VALUE
FAIR VALUE

12.                               FAIR VALUE

(a)                                 Assets and liabilities measured at fair value on a recurring basis

The Group measured available-for-sale securities and long-term investments at fair value on a recurring basis as of February 29, 2012 and February 28, 2013.

Available-for-sale securities

In August 2007 and December 2009, the Group bought two securities in mutual funds named Wan Jia He Xie Financing Fund and Guo Du No. 1 An Xin Shou Yi, respectively. The available-for-sale securities have no contractual maturity dates and the Group can sell the investments at any time at the Group’s decision.

The available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis were as follows:

Balance as of February 28, 2010	$1,918,156
Disposed	(1,470,660)
Changes in fair value	2,850
Foreign exchange difference	15,363

Balance as of February 28, 2011	$465,709

Changes in fair value	(121,895)
Foreign exchange difference	17,989

Balance as of February 29, 2012	$361,803

Changes in fair value	34,331
Foreign exchange difference	3,821

Balance as of February 28, 2013	$399,955

The following provides additional information concerning the Group’s available-for-sale securities:

	As of February 29, 2012				As of February 28, 2013
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$374,569	$—	$(12,766)	$361,803	$378,390	21,565	$—	$399,955

Long-term investments

The Group accounted for its investments in Century Mingde and a third-party online education platform using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations and there were no material changes in fair value for the period ended February 28, 2013.

	As of	As of
	February 29,	February 28,
	2012	2013

Long-term investment in Century Mingde (1)	$—	$2,411,073
Long-term investment in a third-party online platform (2)	—	3,080,000

	$—	$5,491,073

(1)                                 In March 2012, the Group acquired 6% equity interest in Century Mingde, a private company that engages in providing summer and winter camp training service in China with a cash consideration of $2,411,073.

At the end of each reporting period, the Group calculates the fair value of these investments by using income approach discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (Level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. As of February 28, 2013, the net present value derived from such discounted cash flow model based on a discount rate of 19% approximated the initial purchase price.

(2)                                 In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment.

For the year ended February 28, 2013, the Group did not recognize any changes in fair value of long-term investments in the consolidated statements of operation.

As of February 29, 2012 and February 28, 2013, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2012	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$361,803	$361,803	—	—
Long-term investments	—	—	—	—

Total	$361,803	$361,803	—	—

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$399,955	$399,955	—	—
Long-term investments	$5,491,073	—	—	$5,491,073

Total	$5,891,028	$399,955	—	$5,491,073

(b)           Assets and liabilities measured at fair value on a nonrecurring basis - continued

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group has recognized impairment loss related to goodwill for the year ended February 29, 2012, as set out in Note 9. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate

INCOME TAXES	12 Months Ended
Feb. 28, 2013
INCOME TAXES
INCOME TAXES

13.                               INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Xueersi Hong Kong and Yidu Hong Kong were established in Hong Kong and are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. It is subject to Hong Kong profit tax at 16.5%. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2011, February 29, 2012 and February 28, 2013.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions.

Certain qualified high and new technology enterprises that meet the definition of “high and new technology enterprise strongly supported by the state” (“HNTE”) could benefit from a preferential tax rate of 15%. Xueersi Education qualified as a HNTE under the New EIT Law effective from January 1, 2008 and was eligible for the re-examination of HNTE from January 1, 2011, therefore it was entitled to a preferential tax rate of 15% through the calendar year of 2013. In addition, since the entity is located in a high technology zone in Beijing and qualified as a high-tech company, it was entitled to a three-year exemption from EIT from calendar years 2006 through 2008 and a further reduction to 7.5% from calendar years 2009 through 2011. Xueersi Education was subject to an EIT rate of 15% in calendar year 2012 and 2013, and is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.

TAL Beijing was qualified as a “Newly Established Software Enterprise” and therefore it was entitled to a two-year exemption from EIT from calendar year 2009 through 2010 and a further reduction to 12.5% from calendar years 2011 through 2013.

Yidu Huida was qualified as “Newly Established Software Enterprise” and therefore it was entitled to a two-year exemption from EIT from calendar years 2011 through 2012 and a further reduction to 12.5% from calendar years 2013 through 2015.

Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Current
- PRC income tax expenses	$3,232,563	$4,452,076	$4,708,274
Deferred
- PRC income tax expenses	(604,473)	(295,626)	(607,182)

Total	$2,628,090	$4,156,450	$4,101,092

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 29,	February 28,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,730,992	$2,229,548
Unrealized loss on available-for-sale securities	108,167	100,934
Less: valuation allowance	(109,401)	(70,036)

Current deferred tax assets, net	1,729,758	2,260,446

Non-current deferred tax assets:
Property and equipment	197,248	262,039
Intangible assets	317,169	286,756
Tax losses carry-forward deferred tax assets	727,105	504,853
Less: valuation allowance	(751,300)	(515,184)

Non-current deferred tax assets, net	490,222	538,464

Non-current deferred tax liabilities:
Intangible assets	45,881	36,845
Accrued ADR income	110,613	62,100

Non-current deferred tax liabilities	$156,494	$98,945

As of February 28, 2013, tax loss carry-forward amounted to $2,019,412 and would expire by the end of calendar year 2018. The Company operates its business through its subsidiaries, its VIEs and their subsidiaries and schools. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries and schools may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of $585,220 had been established as of February 28, 2013, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2011, February 29, 2012 and February 28, 2013. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a ‘‘special circumstance’’). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2011, 2012 and 2013 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Net income before provision for income tax	$27,003,635	$28,470,103	$37,541,158
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	6,750,909	7,117,526	9,385,290
Expenses not deductible	428,150	586,348	357,334
Effect of income tax exemptions	(6,001,819)	(4,752,840)	(7,070,722)
Effect of income tax rate difference in other jurisdictions	1,523,418	670,220	1,704,671
Change in valuation allowance	(72,568)	535,196	(275,481)

Provision for income tax	$2,628,090	$4,156,450	$4,101,092

If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Increase in income tax expenses	$6,001,819	$4,752,840	$7,070,722
Net income per common share-basic	$0.14	$0.13	$0.17
Net income per common share-diluted	$0.13	$0.13	$0.17

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

The Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries and schools located in the PRC that are available for distribution are $79,515,168 and $118,059,578 as of February 29, 2012 and February 28, 2013, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.

COMMON SHARES	12 Months Ended
Feb. 28, 2013
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

The Company presently has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes.  Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

In January 2008, the Company issued 1,000 Class B common shares at par value of $0.001.

In January 2009, the Company issued 119,999,000 Class B additional common shares proportionally to the existing founding shareholders at par value. This issuance is considered as an issuance with nominal consideration and has been therefore treated in a manner akin to a stock split and the computations of basic and diluted net income per share were adjusted retroactively for all periods presented. The Class B common shares subscription receivable was fully paid by the founding shareholders in June 2010.

In October 2010, the Company issued 13,800,000 American Depository Shares (representing 27,600,000 Class A common shares in the IPO). The net proceeds from IPO are $127.0 million.  At the same time, 5,000,000 Series A convertible redeemable preferred shares were automatically converted into 5,000,000 Class B common shares.

During the year ended February 29, 2012, 2,358,044 of non-vested shares granted to employees were vested and converted into 1,179,022 American Depository Shares (ADS) (representing 2,358,044 Class A common shares).

During the year ended February 29, 2012, 15,319,000 Class B common shares were converted into 15,319,000 Class A common shares.

During the year ended February 28, 2013, 21,875,000 Class B common shares were converted into 21,875,000 Class A common shares and 577,938 Class A common shares were cancelled upon the completion of the share repurchase.

During the year ended February 28, 2013, 1,740,044 of non-vested shares granted to employees were vested and converted into 870,022 American Depository Shares (ADS) (representing 1,740,044 Class A common shares).

NET INCOME PER SHARE	12 Months Ended
Feb. 28, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

15.                               NET INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net income from continuing operations	$24,375,545	$24,313,653	$33,440,066
Net loss from discontinued operations	(334,395)	—	—

Net income	$24,041,150	$24,313,653	$33,440,066

Shares (denominator):
Weighted average shares outstanding
Basic	131,911,539	154,000,219	155,607,458
Dilutive effect of preferred shares	3,173,077	—	—
Dilutive effect of non-vested shares award	1,361,019	1,874,162	1,023,632

Diluted	136,445,635	155,874,381	156,631,090

Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations	$0.18	$0.16	$0.21
Basic from discontinued operations	$(0.00)	$—	$—

Net income per common share attributable to TAL Education Group shareholders-basic(i)	$0.18	$0.16	$0.21

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.18	$0.16	$0.21
Diluted from continuing operations
Diluted from discontinued operations	$(0.00)	$—	$—

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.18	$0.16	$0.21

(i)                                     Our common shares are divided into Class A common shares and Class B common shares.  Holders of our Class A common shares and Class B common shares have the same dividend rights. And therefore we have not presented earnings per share for each separate class.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2013
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

16.                               COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are ten years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 28, 2011, February 29, 2012 and February 28, 2013 were $15,457,321, $26,212,907 and $32,846,710, respectively.

Future minimum payments under non-cancellable operating leases as of February 28, 2013 were as follows:

Fiscal year ending
February 2014	$33,000,234
February 2015	24,952,401
February 2016	14,766,041
February 2017	7,780,280
February 2018 and after	7,679,684

Total	$88,178,640

Contingencies

As of February 28, 2013, the Group is in the process of preparing filings and applying for permits for certain learning centers. Since the contingent liability related to not meeting the filing requirements cannot be reasonably estimated, the Group does not record any liabilities.

SEGMENT INFORMATION	12 Months Ended
Feb. 28, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

17.                               SEGMENT INFORMATION

The Group is mainly engaged in after-school tutoring in the PRC. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews results of operations by geographic location (i.e. city rather than learning centers), each location constituting a subsidiary of the Group, when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group has determined that each location represents an operating segment. However, under the aggregation criteria set forth in the U.S. GAAP with respect to segment reporting, the Group operates in only one reportable segment as all of its operating segments have similar economic characteristics and provide the same tutoring services.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Feb. 28, 2013
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

18.                               MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total provisions for such employee benefits were $3,260,508, $8,827,425, and $13,672,411 for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Feb. 28, 2013
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

19.                               STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations, PRC entities are required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable statutory reserve, which includes a statutory surplus reserve and a statutory welfare reserve (the ‘‘reserve fund’’), and a development fund. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as statutory surplus reserve until the balance reaches 50% of the PRC entity registered capital.

In private school sector, the PRC laws and regulations require that certain amount should be set aside as development fund prior to payments of dividends. In the case of private school that requires reasonable returns, this amount should be no less than 25% of the annual net income of the school, while in the case of a private school that does not require reasonable returns, this amount should be no less than 25% of annual increase in the net assets of the school, if any.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended February 29, 2012 and February 28, 2013, the Group made apportions of $432,678 and $421,394 to the statutory surplus reserve, respectively, and $1,829,338 and $1,367,234 to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distribution by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserve of the Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries and schools. As of February 29, 2012 and February 28, 2013, paid-in capital of such entities was $10,434,331 and $13,100,300, respectively, and statutory reserve was $10,502,713 and $12,291,341, respectively. The total of restricted net assets was therefore $20,937,044, and $25,391,641, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2013
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

20.                               SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plans permit the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. The maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the stock incentive plan is 18,750,000 shares.

On July 26, 2010, before its initial public offering, the Company granted 5,419,500 nonvested shares under this share incentive plan to executive officers and employees. The estimated fair value of the ordinary share on the grant date was $4.05 per share which was determined based on a valuation performed by American Appraisal China Limited. The market approach was used and the Company considered the estimated initial public offering price and applied a discount for the lack of marketability to reflect the fact that there was no ready public market for common shares before its IPO. These nonvested shares vest as follows: (1) 100% of 945,100 nonvested shares vest on the first anniversary of the date of grant, (2) 831,400 nonvested shares vest in two equal batches on each of the next two anniversaries of the date of grant, and (3) 3,643,000 nonvested shares vest in four equal batches on each of the next four anniversaries of the date of grant.

On February 19, 2011, the Company entered into an amendment with one officer to change the original 4 years’ vesting period to 1 year for his 70,000 nonvested shares. This modification did not result in any incremental expense and the remaining unrecognized compensation expense of $243,111 for this officer is recognized over the remaining service period.

On April 8, 2011, the Company granted 409,300 nonvested shares to employees and independent directors. These nonvested shares vests as follows: (1) 337,300 nonvested shares vest proportionally over the period beginning July 2011 through January 2015, and (2) 72,000 nonvested shares vest in three equal batches on October 19 of each year for three years subsequent to the date of grant.

In June 2011, the Company entered into an amendment with one of independent directors to change the vesting date for his 12,000 nonvested shares from the original date of October 19, 2011 to June 13, 2011. Additionally, on August 17, 2011, the Company modified the vesting period of another officer’s 52,500 nonvested shares, which were set to vest in three equal batches on July 27 for each of the next three years under its original terms, by stating it will all vest on August 22, 2012. Both of the modifications did not result in any incremental compensation cost and the remaining unrecognized compensation cost of $170,410 for these two persons is recognized over the remaining service period.

On June 13, 2011, the Company granted 136,000 nonvested shares to the independent directors. These nonvested shares vests as follows: (1) 120,000 nonvested shares vest in three equal batches on each of the next three anniversaries of the date of grant, and (2) 16,000 will vest in two equal batches on each of the next two anniversaries of the date of grant.

On July 26, 2011, the Company granted 40,800 nonvested shares to employees. For each of the next succeeding four anniversaries of the date of grant, 12,000, 10,200, 10,200 and 8,400 nonvested shares vest, respectively.

On March 1, 2012, the Company granted 6,845,800 nonvested shares to employees. These nonvested shares vest as follows: (1) for the first 6,821,800 nonvested shares, 512,800, 777,600, 777,600, 777,600, 777,600, 777,600, 579,600, 579,600, 537,800, 496,000, 228,000 vests on January 26 of each year from 2012 to 2023, and (2) for the remaining 24,000 nonvested shares, 12,000, 6,000 and 6,000 vest on July 26 of each year from 2012 to 2014, respectively.

On October 19, 2012, the Company’s Board of Directors approved to amend the vesting date of certain awards from January 26, 2013 to November 26, 2012 with all other terms and conditions set forth in the original award agreement remaining the same.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded a related compensation expense of $5,306,472, $7,901,243, and $8,283,900 for the year ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively.

Table below shows the summary of share based compensation:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Cost of revenues	$521,387	$417,984	$105,756
Selling and marketing	975,114	1,497,266	1,814,748
General and administrative	3,809,971	5,985,993	6,363,396

Total	$5,306,472	$7,901,243	$8,283,900

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	nonvested	average grant date
	shares	fair value
Outstanding as of March 1, 2010	—	—
Granted	5,419,500	4.05
Forfeited	68,700	4.05
Vested	—	—

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

Granted	6,845,800	5.56
Forfeited	663,500	5.26
Vested	1,873,398	4.55

Outstanding as of February 28, 2013	7,711,512	5.24

As of February 28, 2013, the unrecognized compensation expense related to the non-vested share awards amounted to $26,697,018, which will be recognized over a weighted-average period of 3.7 years. The total fair value of non-vested shares that vested during the years ended February 28, 2011, February 29, 2012 and February 28, 2013 was $nil, $9,756,934 and $8,523,961,respectively.

DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Feb. 28, 2013
DISTRIBUTION TO SHAREHOLDERS
DISTRIBUTION TO SHAREHOLDERS

21.                               DISTRIBUTION TO SHAREHOLDERS

On September 29, 2010, a $30 million cash dividend was declared to the Company’s then existing shareholders and payable upon the completion of the IPO.

On October 19, 2012, the Company declared to pay a cash dividend of US$0.25 per share to the Company’s common shareholders recorded at the close of business on December 7, 2012. $39,030,038 dividend was paid on December 27, 2012 pursuant to the declaration.

Cayman Companies Law permits, subject to a solvency test and the provisions, if any, of the Company’s memorandum and articles of association, the payment of dividends and distributions out of the additional paid-in capital account. The amount was paid in full as a reduction of additional paid-in capital.

SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.                               SUBSEQUENT EVENTS

On March 1, 2013, the Company granted 564,000 non-vested shares to employees with vesting period ranging from approximate 1 year to 10 years. The fair value per non-vested shares granted was $4.46, which approximates the market price of the Company’s ADS on the New York Stock Exchange as of the grant date.

In June 2013, the Group is in the process of negotiating with Century Mingde to redeem the Group’s entire shares in Century Mingde. US$809,000 of the total purchase price had been received by June 2013 and the remaining estimated purchase price was expected to be received in the near future.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2013
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, which are accounted for under the voting interest model, and its VIEs,VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

The Company through TAL Education Technology (Beijing) (“TAL Beijing”), a wholly owned foreign enterprise, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The Contractual Arrangements.” These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs.  As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation, (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing with a right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810 these agreements are considered variable interests.  Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate, the variable interest entity.  Among other reasons, an entity is considered a variable interest entity if the holders of the equity investment at risk in the entity, as a group, lack any one of the following characteristics of a controlling financial interest:

•      The power, through voting rights or similar rights, to direct the activities of the entity that most significantly impact the entity’s economic performance

•      The obligation to absorb the entity’s expected losses, or

•      The right to receive the entity’s expected residual returns

A reporting entity is considered to be the primary beneficiary, and thus the accounting parent, of a variable interest entity if it possesses both: (a) the power to direct the activities that most significantly impact the economic performance of the variable interest entity and (b) the obligation to absorb losses and/or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

As a result of the contractual arrangements, the nominee shareholders of the VIEs lack the characteristics of a controlling financial interest in the VIEs and therefore the VIEs are considered to be variable interest entities under ASC 810.  The contractual arrangements, by design, transfer each of the three characteristics of a controlling financial interest from the VIEs’ nominee shareholders to TAL Beijing.  The contractual arrangements also cause TAL Beijing to be the primary beneficiary of the VIEs, and accordingly TAL Beijing consolidates their operations.

Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP.  The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable.  Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs.  In the opinion of our PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law.  See “Note 1 Organization and Principal Activities—The Contractual Arrangements.”

The Company has considered the existence of related party relationships, e.g. ownership of an equity interest in the Company and the VIEs, and the effect that might have on the enforceability of the contractual agreements and in turn whether they are substantive.  The Company believes there are no barriers to exercise our rights under the contracts and therefore they are substantive and appropriately considered in our consolidation analysis in accordance with ASC 810.  In assessing the shareholdings of certain individual parties in the Company and in the VIEs, specifically Mr. Bangxin Zhang, the Company acknowledges that from November 23, 2011, Mr. Bangxin Zhang, a majority nominee shareholder in the VIEs, also held a majority voting interest in the Company, which he obtained through no actions of the Company or Mr. Bangxin Zhang.

On June 24, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking (“Deed”).  The Deed requires Mr. Bangxin Zhang, to the extent he has a majority voting interest in the Company to abstain from 1) exercising his majority voting rights in any vote pertaining to the appointment or removal of a director and 2) any matters related to the Deed.

Although the contractual arrangements between TAL Beijing and the VIEs were designed to provide TAL Beijing with the characteristics of a controlling financial interest regardless of the respective shareholdings of Mr. Bangxin Zhang, during the period between November 23, 2011 and June 24, 2013, Mr. Bangxin Zhang’s majority voting interest in the Company, when combined with his status as a majority nominee shareholder in the VIEs, could have constrained the ability of the Company to exercise its rights under the contractual agreements. This is due to the fact that Mr. Bangxin Zhang’s majority voting interest in the Company provided him with the legal ability to control the composition of a majority of the board of directors and therefore may have provided him with the legal ability to affect whether or not the Company could exercise the rights contained in the contractual agreements.  Mr. Bangxin Zhang did not exercise this power at any time during the period in which he held a majority voting interest in the Company and during such period, in fact, there was no change in the composition of the board of directors or in the day-to-day operations of the Company.

Upon execution of the Deed, at all times that Mr. Bangxin Zhang holds an otherwise majority voting interest in the Company, Mr. Bangxin Zhang is constrained from exercising a more than 49 percent voting interest in any vote pertaining to the appointment, removal, or replacement of a director and cannot requisition a meeting for this purpose, or cast any vote on any matter related to the Deed.  This prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains the characteristics of a controlling financial interest in the VIEs and should consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of abbreviated financial information of the Company with and without the VIEs, after elimination of intercompany activity.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have remaining maturities of three months or less when purchased.

Term deposits

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year. If the term deposits are withdrawn before maturity date, the Company will subject to a significant penalty for early redemption.

Restricted cash	Restricted cash The Group’s restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries.
Available-for-sale securities

Available-for-sale securities

Available-for-sale securities are carried at their fair value. Unrealized gains and losses excluded from the changes in fair value are included in accumulated other comprehensive income.

The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. Other-than-temporary impairments below costs are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of domain names, partnership agreement, trade name, student base, non-compete agreement, copy rights and education license, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Copy rights	5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-2.0 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill

Impairment of goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the year ended February 28, 2013, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment and performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group performs its annual goodwill impairment test on the last day of each fiscal year.

Revenue recognition

Revenue recognition

Revenue is recognized when earned and is reported net of business tax.

The primary sources of the Group’s revenues are as follows:

(a)                                 Educational programs and services

The educational programs and services primarily consist of after-school group tutoring, after-school one-on-one tutoring and training courses for preschool children. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28, 2011, February 29, 2012 and February 28, 2013 are $108,341,605, $171,331,866 and $218,006,411, respectively.

Generally, for small-class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a small-class course is delivered, no refund will be provided. For small-class courses with less than seven classes, no refund will be provided after the commencement of the courses. For preschool courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

(b)                                 Online education services

The online education services provided by the Group to its customers include audio-video course content. The revenue for online education services for the year ended February 28, 2011, February 29, 2012 and February 28, 2013 are $1,967,882, $5,736,664 and $6,962,012, respectively.

Customers enroll for online courses through the use of prepaid study cards or payment to the Group’s on-line accounts. The proceeds collected from the online course education are initially recorded as deferred revenue. Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from one month to six months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

(c)                                  Educational materials and others

The Group sells educational materials to students at the Group’s service centers. Revenue is recognized after a service contract is signed, the price is fixed or determinable, educational materials are delivered and collection of the receivables is reasonably assured. The revenue for educational materials and others for the year ended February 28, 2011, February 29, 2012 and February 28, 2013 are $278,812, $451,142 and $962,672, respectively.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

Value added tax

Pursuant to the PRC tax laws, in case of any product sales, generally the Value added tax (“VAT”) rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Implementation of such VAT pilot program was phased into Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. The Group’s online education services and inter-company technical services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of 6% since the policy was effective as of September 2012.

For certain software related products that are qualified as “software products” by PRC tax authorities; the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis.

For the calendar years 2010, 2011 and 2012, TAL Beijing filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. For the calendar year 2012, Yidu Huida filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. From August 2010, Xueersi Education filed its VAT return at the rate of 13% for the book sales that enjoyed a preferential tax rate.

Business tax

Business tax

The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the operating expenses in the consolidated statements of operations.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred. Total advertising costs incurred were $271,484, $2,718,675, and $2,502,489 for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

Government subsidies

The Group reports government subsidies as other operating income when received from local government authority with no limitation on the use of the subsidies. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received and records it as other operating income when there is no further performance obligation.

Government subsidies received totaled $148,537, $213,270 and $793,007 for the years ended February 28, 2011, February 29, 2012, and February 28, 2013, respectively. The Group recorded $148,537, $213,270 and $632,269 government subsidies as other operating income for the years ended February 28, 2011, February 29, 2012, and February 28, 2013, respectively.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2011, February 29, 2012 and February 28, 2013 the Group recorded an exchange loss of $80,480, and gains of $4,211,173, $938,116 respectively in other income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of US$197,522,897 and US$207,803,373 as of February 29, 2012 and February 28, 2013, respectively, which were denominated in RMB.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities, and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on March 1, 2012.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits and restricted cash. The Group places its cash and cash equivalents, term deposits and restricted cash in financial institutions with high credit ratings.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, available-for-sale securities, accounts payables and income tax payable. The fair value of cash and cash equivalents, term deposits, restricted cash, and accounts payables approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. All highly liquid short-term investments purchased with original maturity of three months or less at the date of acquisition are included in cash and cash equivalents.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Long-term investments

Long-term investments

The Group accounts for its investments in Beijing Century Mingde Education Technology Co., Ltd (“Century Mingde”) and a third-party online education platform using fair value method. The Group carries these investments at fair value and recognizes any fair value changes into the consolidated statements of operations. . The Group accounts for its investment in Beijing Haidian Holiday Culture Training School (“Holiday School”) using the cost method as the Group does not have the ability to exercise significant influence over operating and financial policies of the investee. This investment is carried at cost and adjusted for other than-temporary declines in fair value of the investment and distributions of earnings. This investment was fully impaired for the year ended February 29, 2012. The impairment on long-term investment is discussed in Note 5.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of available-for-sale securities and long-term investments is discussed in Note 12.

Recent accounting pronouncements adopted

Recentaccounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders ‘ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

·                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the update pronouncement issued in June 2011. The Group adopted this guidance on March 1, 2012 and has presented two separate but consecutive statements since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for fiscal year 2013.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal year beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and VIEs and VIE's subsidiaries and schools

As of February 28, 2013, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited (“TAL Hong Kong”)(1)	March 11, 2008	Hong Kong	100%	Holding company

TAL Education Technology (Beijing) Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited (“Yidu Hong Kong”)	April 13, 2012	Hong Kong	100%	Holding company

TAL Electronic Technology (Shanghai) Co., Ltd (“TAL Shanghai”)	May 9, 2012	Shanghai	100%	Software development, sales, and consulting service

Beijing Xintang Sichuang Education Technology Co., Ltd (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd (“ZhixueSi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd (“Yidu Xuedi Beijing”)	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	N/A*	Study aboard intermediary service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	N/A*	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”)(2)	July 1, 2008	Wuhan	N/A*	Language education

Shanghai Changning District Xueersi Training School (“Shanghai Changning School”)(3)	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School (“Shanghai Minhang School”)(4)	August 1, 2008	Shanghai	N/A*	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	N/A*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	N/A*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	N/A*	Teaching software research and development

Beijing Haidian District Lejiale Training School (‘‘Beijing Lejiale School’’)	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (‘‘Hexi Xueersi School’’)	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (‘‘Hangzhou Education’’)	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (‘‘Wuhan Jiang’an School’’)	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (‘‘Beijing Chaoyang School’’)	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Technology Co., Ltd. (‘‘Nanjing Education’’)	January 24, 2011	Nanjing	N/A*	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (‘‘Xi’an Network’’)	February 15, 2011	Xi’an	N/A*	Software sales, and consulting service

Shanghai Xueersi Network Technology Co., Ltd. (‘‘Shanghai Network’’)	March 10, 2011	Shanghai	N/A*	Software sales, and consulting service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools: - continued

Chengdu Xueersi Education Consulting Co., Ltd. (‘‘Chengdu Education’’)	March18, 2011	Chengdu	N/A*	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	N/A*	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (‘‘Suzhou Network’’)	February 21, 2012	Suzhou	N/A*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. (“Shenyang Education”)	April 12, 2012	Shenyang	N/A*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center (“Zhengzhou Jinshui Center”)	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center (“Guangzhou Tianhe Center”)	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Training School (“Shenyang Training School”)	September 6, 2012	Shenyang	N/A*	After-school tutoring for primary and secondary school students

Suzhou Zhikang Culture Training Center (“Suzhou Zhikang Center”)	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Liwan District Xueersi Training Center (“Guangzhou Liwan Center”)	February 25, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 Previously known as Xueersi International Education Group and the name change permit granted by governmental authority in June 2013.

(2)                                 Previously known as Wuhan Jianghan District Xiaoxinxing English Training School and the name change permit granted by governmental authority in December 2010.

(3)                                 Previously known as Shanghai Changning District Lejiale Training School and the name change permit granted by governmental authority in April 2011.

(4)                                 Previously known as Shanghai Minhang District Lejiale Training School and the name change permit granted by governmental authority in December 2011.

Schedule of consolidated financial statement balances and amounts of the Company's VIEs included in the consolidated financial statements after the elimination of intercompany balances and transactions

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$48,556,206	$76,866,320
Term deposits	10,328,116	11,251,668
Prepaid expenses and other current assets	8,335,325	15,162,308

Total current assets	67,219,647	103,280,296

Property and equipment, net	52,497,923	50,385,824
Other non-current assets	4,933,431	7,904,513

Total assets	124,651,001	161,570,633

Deferred revenue	50,395,945	67,743,448
Accrued expenses and other current liabilities	13,746,478	15,174,629

Total current liabilities	64,142,423	82,918,077

Total non-current liabilities	45,881	36,845

Total liabilities	$64,188,304	$82,954,922

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$96,679,369	$142,650,139	$186,575,902
Net income	$33,398,766	$45,236,929	$55,172,212

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$15,437,897	$44,458,648	$37,349,571
Net cash used in investing activities	$(2,558,536)	$(27,017,006)	$(9,039,457)
Net cash used in financing activities	$(344,909)	$—	$—

Schedule of consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs, included in the consolidated financial statements after the elimination of the inter-company transactions and balances

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$140,023,561	$108,214,353
Term deposits	—	12,859,048
Prepaid expenses and other current assets	2,991,822	2,084,846

Total current assets	143,015,383	123,158,247

Property and equipment, net	24,228,296	25,729,264
Other non-current assets	2,758,225	5,583,735

Total assets	170,001,904	154,471,246

Deferred revenue	35,198,087	34,770,428
Accrued expenses and other current liabilities	5,038,610	6,809,150

Total current liabilities	40,236,697	41,579,578

Total non-current liabilities	110,613	62,100

Total liabilities	$40,347,310	$41,641,678

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$13,908,930	$34,869,533	$39,355,193
Net income	$(9,357,616)	$(20,923,276)	$(21,732,146)

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$38,384,726	$28,939,023	$28,060,174
Net cash used in investing activities	$(27,009,413)	$(32,078,753)	$(19,079,248)
Net cash provided by/(used in) financing activities	$96,958,295	$(470,022)	$(41,465,075)

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2013
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of amortization periods by major intangible asset classes
Trade name	10.0 years
Copy rights	5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-2.0 years

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Feb. 28, 2013
DISCONTINUED OPERATIONS
Summary of operating results as discontinued operations in accompanying consolidated statements of operations

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Net revenues	$169,304	$—	$—
Pre-tax loss	$(415,786)	$—	$—
Benefits for income taxes	$81,391	$—	$—
Net loss	$(334,395)	$—	$—

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of	As of
	February 29,	February 28,
	2012	2013
Prepaid rent	$3,988,593	$5,017,135
Prepayments to suppliers (1)	1,717,996	1,998,710
Interest receivable	631,510	1,505,973
Deed tax refund receivable (2)	—	1,235,622
Staff advances	559,793	654,003
Deposit with third parties	858,028	208,960
ADR receivable	368,711	207,000
Study cards receivable	312,944	122,055
Others	574,400	956,859
	$9,011,975	$11,906,317

(1)                                 Advance payments were primarily for advertising and purchases of property and equipment.

(2)                                 According to the Caishui [2001] No 156, Beijing Haidian School is entitled to enjoy the deed tax exemption on purchasing the buildings for educational services purpose. Deed tax refund receivable was recorded upon the confirmation and approval from related tax authority during the year ended February 28, 2013.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 29,	February 28,
	2012	2013
Building	$63,416,230	$64,073,055
Leasehold improvement	10,196,222	10,796,498
Computer, network equipment and software	10,039,490	13,141,255
Vehicles	1,002,949	854,070
Office equipment and furniture	1,490,734	1,994,719
Total cost of property and equipment	86,145,625	90,859,597
Less: accumulated depreciation and amortization	(9,419,406)	(14,744,509)
	$76,726,219	$76,115,088

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2013
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	February 29,	February 28,
	2012	2013
Domain names	$1,846,858	$2,057,235
Copyrights	—	1,648,532
Partnership agreement	349,783	349,783
Trade name	262,360	262,360
Student base	221,082	221,082
Non-compete agreement	17,012	17,012
Education license	4,509	4,509

Total cost of intangible assets	2,701,604	4,560,513
Less: accumulated amortization	(2,584,109)	(2,927,687)
Add: foreign exchange difference	66,028	91,618
	$183,523	$1,724,444

GOODWILL (Tables)	12 Months Ended
Feb. 28, 2013
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of	As of
	February 29,	February 28,
	2012	2013
Gross amount:
Beginning balance	$2,047,189	$2,073,091
Exchange difference	25,902	6,369
Ending balance	2,073,091	2,079,460
Accumulated impairment loss:
Beginning balance	$(1,384,606)	$(1,524,266)
Charge for the year	(139,660)	—
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$548,825	$555,194

LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Feb. 28, 2013
LONG-TERM PREPAYMENTS
Schedule of long-term prepayments

	As of	As of
	February 29,	February 28,
	2012	2013
Prepaid for teaching materials development (1)	$1,099,547	$—
Prepaid for acquisition of license (2)	823,934	—
Total	$1,923,481	$—

(1)                                 The Group signed two agreements with McGraw-Hill Hong Kong Limited to develop two sets of English teaching materials with the total amount of $1,648,532. As of February 29, 2012, the prepayment was $1,099,547, and subsequently settled out the remaining balance and in April and June 2012 the Group recorded all the payment as intangible assets upon delivery of both sets of the teaching materials. These intangible assets were recorded as copy rights and amortized over a period of five years.

(2)                                 In September 2011, the Group entered into acquisition agreements to obtain the study-abroad intermediary service operating license, for which the Group prepaid $823,934.  $229,772 of the total prepayment amount was cash deposit required by the Education Bureau and recorded as restricted cash as of February 28, 2013. In February 2013, the Group revised its business strategy to not develop its study-abroad intermediary services and the remaining $594,162 prepayment was fully written off.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	February 29,	February 28,
	2012	2013
Accrued employee payroll and welfare benefits	$9,614,318	$12,618,301
Other taxes payable	2,362,052	2,746,276
Accrued teaching material costs	465,627	309,938
Payable to employees	885,869	206,014
Government subsidies	—	160,738
Enrollment fees collected for sponsors	281,293	120,082
Payable for investment in Holiday School	95,337	96,443
Professional service fee payable	478,890	69,499
Payable for acquisition of Wuhan Jianghan School	35,274	35,684
Accrued advertising expenses	231,600	—
Others	833,930	833,026
Total	$15,284,190	$17,196,001

FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2013
FAIR VALUE
Schedule of available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis

Balance as of February 28, 2010	$1,918,156
Disposed	(1,470,660)
Changes in fair value	2,850
Foreign exchange difference	15,363

Balance as of February 28, 2011	$465,709

Changes in fair value	(121,895)
Foreign exchange difference	17,989

Balance as of February 29, 2012	$361,803

Changes in fair value	34,331
Foreign exchange difference	3,821

Balance as of February 28, 2013	$399,955

Schedule of additional information concerning the Group's available-for-sale securities

	As of February 29, 2012				As of February 28, 2013
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$374,569	$—	$(12,766)	$361,803	$378,390	21,565	$—	$399,955

Schedule of long-term investments

	As of	As of
	February 29,	February 28,
	2012	2013

Long-term investment in Century Mingde (1)	$—	$2,411,073
Long-term investment in a third-party online platform (2)	—	3,080,000

	$—	$5,491,073

(1)                                 In March 2012, the Group acquired 6% equity interest in Century Mingde, a private company that engages in providing summer and winter camp training service in China with a cash consideration of $2,411,073.

At the end of each reporting period, the Group calculates the fair value of these investments by using income approach discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (Level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. As of February 28, 2013, the net present value derived from such discounted cash flow model based on a discount rate of 19% approximated the initial purchase price.

(2)                                 In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment.

Schedule of information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2012	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$361,803	$361,803	—	—
Long-term investments	—	—	—	—

Total	$361,803	$361,803	—	—

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$399,955	$399,955	—	—
Long-term investments	$5,491,073	—	—	$5,491,073

Total	$5,891,028	$399,955	—	$5,491,073

INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2013
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Current
- PRC income tax expenses	$3,232,563	$4,452,076	$4,708,274
Deferred
- PRC income tax expenses	(604,473)	(295,626)	(607,182)

Total	$2,628,090	$4,156,450	$4,101,092

Schedule of significant components of the deferred tax assets and liabilities

	As of	As of
	February 29,	February 28,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,730,992	$2,229,548
Unrealized loss on available-for-sale securities	108,167	100,934
Less: valuation allowance	(109,401)	(70,036)

Current deferred tax assets, net	1,729,758	2,260,446

Non-current deferred tax assets:
Property and equipment	197,248	262,039
Intangible assets	317,169	286,756
Tax losses carry-forward deferred tax assets	727,105	504,853
Less: valuation allowance	(751,300)	(515,184)

Non-current deferred tax assets, net	490,222	538,464

Non-current deferred tax liabilities:
Intangible assets	45,881	36,845
Accrued ADR income	110,613	62,100

Non-current deferred tax liabilities	$156,494	$98,945

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Net income before provision for income tax	$27,003,635	$28,470,103	$37,541,158
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	6,750,909	7,117,526	9,385,290
Expenses not deductible	428,150	586,348	357,334
Effect of income tax exemptions	(6,001,819)	(4,752,840)	(7,070,722)
Effect of income tax rate difference in other jurisdictions	1,523,418	670,220	1,704,671
Change in valuation allowance	(72,568)	535,196	(275,481)

Provision for income tax	$2,628,090	$4,156,450	$4,101,092

Schedule of the increase in income tax expenses and net income per share amounts if Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Increase in income tax expenses	$6,001,819	$4,752,840	$7,070,722
Net income per common share-basic	$0.14	$0.13	$0.17
Net income per common share-diluted	$0.13	$0.13	$0.17

NET INCOME PER SHARE (Tables)	12 Months Ended
Feb. 28, 2013
NET INCOME PER SHARE
Schedule of net income per share

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net income from continuing operations	$24,375,545	$24,313,653	$33,440,066
Net loss from discontinued operations	(334,395)	—	—

Net income	$24,041,150	$24,313,653	$33,440,066

Shares (denominator):
Weighted average shares outstanding
Basic	131,911,539	154,000,219	155,607,458
Dilutive effect of preferred shares	3,173,077	—	—
Dilutive effect of non-vested shares award	1,361,019	1,874,162	1,023,632

Diluted	136,445,635	155,874,381	156,631,090

Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations	$0.18	$0.16	$0.21
Basic from discontinued operations	$(0.00)	$—	$—

Net income per common share attributable to TAL Education Group shareholders-basic(i)	$0.18	$0.16	$0.21

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.18	$0.16	$0.21
Diluted from continuing operations
Diluted from discontinued operations	$(0.00)	$—	$—

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.18	$0.16	$0.21

(i)                                     Our common shares are divided into Class A common shares and Class B common shares.  Holders of our Class A common shares and Class B common shares have the same dividend rights. And therefore we have not presented earnings per share for each separate class.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2013
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancellable operating leases as of February 28, 2013 were as follows:

Fiscal year ending
February 2014	$33,000,234
February 2015	24,952,401
February 2016	14,766,041
February 2017	7,780,280
February 2018 and after	7,679,684

Total	$88,178,640

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2013
SHARE-BASED COMPENSATION.
Summary of share-based compensation

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Cost of revenues	$521,387	$417,984	$105,756
Selling and marketing	975,114	1,497,266	1,814,748
General and administrative	3,809,971	5,985,993	6,363,396

Total	$5,306,472	$7,901,243	$8,283,900

Summary of activities of non-vested shares granted under the 2010 Share Incentive Plan

	Number of	Weighted
	nonvested	average grant date
	shares	fair value
Outstanding as of March 1, 2010	—	—
Granted	5,419,500	4.05
Forfeited	68,700	4.05
Vested	—	—

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

Granted	6,845,800	5.56
Forfeited	663,500	5.26
Vested	1,873,398	4.55

Outstanding as of February 28, 2013	7,711,512	5.24

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Feb. 28, 2013
TAL Hong Kong
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
TAL Beijing
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Huanqiu Zhikang
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Huida
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Cayman
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Hong Kong
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
TAL Shanghai
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Beijing Xintang Sichuang
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
ZhixueSi Beijing
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%
Yidu Xuedi Beijing
Organization and principal activities
Percentage of economic ownership of subsidiaries	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenue from VIEs and their subsidiaries and schools as a percentage of total net revenue	82.60%
Organization and principal activities
Number of legal owner and director of variable interest entities, who is also a director of the reporting entity	1
Amount payable by VIEs and their subsidiaries and schools to the WFOE	$ 13,000,000	$ 4,700,000	$ 2,800,000
Balance sheet
Cash and cash equivalents	185,080,673	188,579,767	173,165,661	50,752,481
Term deposits	24,110,716	10,328,116
Prepaid expenses and other current assets	11,906,317	9,011,975
Total current assets	226,438,543	210,235,030
Property and equipment, net	76,115,088	76,726,219
Total assets	316,041,879	294,652,905
Deferred revenue	102,513,876	85,594,032
Accrued expenses and other current liabilities	17,196,001	15,284,190
Total current liabilities	124,497,655	104,379,120
Total liabilities	124,596,600	104,535,614
Income statement and cash flow statement
Net revenues	225,931,095	177,519,672	110,588,299
Net income	33,440,066	24,313,653	24,041,150
Net cash provided by operating activities	65,409,745	73,397,671	53,822,623
Net cash used in investing activities	(28,118,705)	(59,095,759)	(29,567,949)
Net cash provided by/ (used in) financing activities	(41,465,075)	(470,022)	96,613,386
Company and its subsidiaries, excluding the Company's VIEs
Balance sheet
Cash and cash equivalents	108,214,353	140,023,561
Term deposits	12,859,048
Prepaid expenses and other current assets	2,084,846	2,991,822
Total current assets	123,158,247	143,015,383
Property and equipment, net	25,729,264	24,228,296
Other non-current assets	5,583,735	2,758,225
Total assets	154,471,246	170,001,904
Deferred revenue	34,770,428	35,198,087
Accrued expenses and other current liabilities	6,809,150	5,038,610
Total current liabilities	41,579,578	40,236,697
Total non-current liabilities	62,100	110,613
Total liabilities	41,641,678	40,347,310
Income statement and cash flow statement
Net revenues	39,355,193	34,869,533	13,908,930
Net income	(21,732,146)	(20,923,276)	(9,357,616)
Net cash provided by operating activities	28,060,174	28,939,023	38,384,726
Net cash used in investing activities	(19,079,248)	(32,078,753)	(27,009,413)
Net cash provided by/ (used in) financing activities	(41,465,075)	(470,022)	96,958,295
TAL Beijing | Nominee shareholders of the VIEs
Organization and principal activities
Number of loans received by the nominee shareholders of the VIEs in the past for capital contribution	2
VIEs
Balance sheet
Cash and cash equivalents	76,866,320	48,556,206
Term deposits	11,251,668	10,328,116
Prepaid expenses and other current assets	15,162,308	8,335,325
Total current assets	103,280,296	67,219,647
Property and equipment, net	50,385,824	52,497,923
Other non-current assets	7,904,513	4,933,431
Total assets	161,570,633	124,651,001
Deferred revenue	67,743,448	50,395,945
Accrued expenses and other current liabilities	15,174,629	13,746,478
Total current liabilities	82,918,077	64,142,423
Total non-current liabilities	36,845	45,881
Total liabilities	82,954,922	64,188,304
Income statement and cash flow statement
Net revenues	186,575,902	142,650,139	96,679,369
Net income	55,172,212	45,236,929	33,398,766
Net cash provided by operating activities	37,349,571	44,458,648	15,437,897
Net cash used in investing activities	(9,039,457)	(27,017,006)	(2,558,536)
Net cash provided by/ (used in) financing activities			$ (344,909)
Xueersi Education and Xueersi Network
Organization and principal activities
Number of legal owners of VIE	4
Beijing Dongfangrenli
Organization and principal activities
Number of legal owners of VIE	3
Mr. Bangxin Zhang
Income statement and cash flow statement
Voting interest in any vote pertaining to the appointment, removal, or replacement of a director	49.00%

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Feb. 28, 2013 item
Consolidation of Variable Interest Entities
Number of characteristics of a controlling financial interest	3
Mr. Bangxin Zhang
Consolidation of Variable Interest Entities
Voting interest in any vote pertaining to the appointment, removal, or replacement of a director	49.00%

SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Feb. 28, 2013
Minimum
Term deposits
Original maturity terms	3 months
Maximum
Term deposits
Original maturity terms	1 year

SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Feb. 28, 2013
Building | Minimum
Property and equipment, net
Estimated useful lives	35 years
Building | Maximum
Property and equipment, net
Estimated useful lives	40 years
Computer, network equipment and software
Property and equipment, net
Estimated useful lives	3 years
Vehicles | Minimum
Property and equipment, net
Estimated useful lives	4 years
Vehicles | Maximum
Property and equipment, net
Estimated useful lives	5 years
Office equipment and furniture | Minimum
Property and equipment, net
Estimated useful lives	3 years
Office equipment and furniture | Maximum
Property and equipment, net
Estimated useful lives	5 years

SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Feb. 28, 2013
Trade name
Acquired intangible assets, net
Amortization period	10 years
Copy rights
Acquired intangible assets, net
Amortization period	5 years
Student base
Acquired intangible assets, net
Amortization period	3 years 6 months
Partnership agreement | Minimum
Acquired intangible assets, net
Amortization period	2 years 7 months 6 days
Partnership agreement | Maximum
Acquired intangible assets, net
Amortization period	3 years 6 months
Domain names
Acquired intangible assets, net
Amortization period	3 years
Non-compete agreement | Minimum
Acquired intangible assets, net
Amortization period	2 years
Non-compete agreement | Maximum
Acquired intangible assets, net
Amortization period	3 years
Education license | Minimum
Acquired intangible assets, net
Amortization period	10 months 24 days
Education license | Maximum
Acquired intangible assets, net
Amortization period	2 years

SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenue recognition
Revenue	$ 225,931,095	$ 177,519,672	$ 110,588,299
Educational programs and services
Revenue recognition
Revenue	218,006,411	171,331,866	108,341,605
Small-class courses
Revenue recognition
Number of classes per course to be eligible for refund of course fees	7
Threshold percentage of course delivered for refund of course fees	66.67%
Amount of course fees that would be refunded after specified percentage of course delivered	0
Amount of course fees that would be refunded after commencement of courses with less than seven classes	0
Preschool courses
Revenue recognition
Threshold percentage of course delivered for refund of course fees	33.33%
Amount of course fees that would be refunded after specified percentage of course delivered	0
Percentage of course fees that would be refunded	60.00%
Online education services
Revenue recognition
Revenue	6,962,012	5,736,664	1,967,882
Online education services | Minimum
Revenue recognition
Course offer period	1 month
Online education services | Maximum
Revenue recognition
Course offer period	6 months
Educational materials and others
Revenue recognition
Revenue	$ 962,672	$ 451,142	$ 278,812

SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended		31 Months Ended	4 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 Xueersi Education	Feb. 28, 2013 TAL Beijing	Dec. 31, 2012 TAL Beijing	Dec. 31, 2011 TAL Beijing	Dec. 31, 2010 TAL Beijing	Feb. 28, 2013 Beijing Xintang Sichuang	Feb. 28, 2013 Yidu Huida	Dec. 31, 2012 Yidu Huida	Feb. 28, 2013 Software products	Feb. 28, 2013 Guidance books Xueersi Education	Dec. 31, 2012 Online education services	Dec. 31, 2012 Inter-company technical services	Feb. 28, 2013 Small scale VAT payer	Feb. 28, 2013 General VAT payer
Value added tax
VAT rate (as a percent)				6.00%	6.00%	17.00%	17.00%	17.00%	6.00%	6.00%	17.00%	17.00%	13.00%	6.00%	6.00%	3.00%	17.00%
VAT refund rate (as a percent)						14.00%	14.00%	14.00%			14.00%	14.00%
Business tax
Business tax and surcharges rate, minimum (as a percent)	3.30%
Business tax and surcharges rate, maximum (as a percent)	5.60%
Advertising costs
Total advertising costs	$ 2,502,489	$ 2,718,675	$ 271,484
Government subsidies
Government subsidies received	793,007	213,270	148,537
Government subsidies recorded	632,269	213,270	148,537
Foreign currency translation
Exchange gain (loss)	938,116	4,211,173	(80,480)
Foreign Currency Risk
Aggregate amounts of cash and cash equivalents, term deposits and restricted cash denominated in RMB	$ 207,803,373	$ 197,522,897

DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011 item
Discontinued operations
Impairment loss for the goodwill	$ 0	$ 139,660	$ 128,522
Number of businesses for which intangible assets and goodwill impairment loss recognized			2
Number of business liquidated			2
Summarized operating results of discontinued operations
Benefits for income taxes	0	0	81,391
Net loss			(334,395)
Qianjiang School and Jianli School
Discontinued operations
Impairment loss for the goodwill			128,522
Impairment loss for the intangible assets			53,122
Amount of remaining assets associated with discontinued operations			0
Amount of remaining liabilities associated with discontinued operations			0
Summarized operating results of discontinued operations
Net revenues			169,304
Pre-tax loss			(415,786)
Benefits for income taxes			81,391
Net loss			$ (334,395)

EXTINGUISHMENT OF LIABILITIES (Details) (USD $)	12 Months Ended
	Feb. 28, 2011	Feb. 28, 2009
Extinguishment of liabilities
Gain on extinguishment of liabilities	$ 134,370
Wuhan Jianghan School
Extinguishment of liabilities
Gain on extinguishment of liabilities	$ 134,370	$ 731,092

IMPAIRMENT ON LONG-TERM INVESTMENT (Details) (Zhikang, Holiday School, USD $)	Aug. 12, 2011
Zhikang | Holiday School
Impairment on long-term investment
Equity interest acquired (as a percent)	15.00%
Long-term investment	$ 235,397

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Feb. 28, 2013	Feb. 29, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid Rent	$ 5,017,135	$ 3,988,593
Prepayments to suppliers	1,998,710	1,717,996
Interest receivable	1,505,973	631,510
Deed tax refund receivable	1,235,622
Staff advances	654,003	559,793
Deposit with third parties	208,960	858,028
ADR receivable	207,000	368,711
Study cards receivable	122,055	312,944
Others	956,859	574,400
Total	$ 11,906,317	$ 9,011,975

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property and equipment, net
Total cost of property and equipment	$ 90,859,597	$ 86,145,625
Less: accumulated depreciation and amortization	(14,744,509)	(9,419,406)
Property and equipment, net	76,115,088	76,726,219
Depreciation expenses	7,023,754	5,203,847	2,790,061
Building
Property and equipment, net
Total cost of property and equipment	64,073,055	63,416,230
Leasehold improvement
Property and equipment, net
Total cost of property and equipment	10,796,498	10,196,222
Computer, network equipment and software
Property and equipment, net
Total cost of property and equipment	13,141,255	10,039,490
Vehicles
Property and equipment, net
Total cost of property and equipment	854,070	1,002,949
Office equipment and furniture
Property and equipment, net
Total cost of property and equipment	$ 1,994,719	$ 1,490,734

INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Intangible assets, net
Total cost of intangible assets	$ 4,560,513	$ 2,701,604
Less: accumulated amortization	(2,927,687)	(2,584,109)
Add: foreign exchange difference	91,618	66,028
Intangible assets, net	1,724,444	183,523
Amortization expense	343,578	490,883	715,038
Estimated amortization expenses of the existing intangible assets for the next five years
Year 1	436,992
Year 2	436,992
Year 3	390,890
Year 4	360,053
Year 5	87,602
Domain names
Intangible assets, net
Total cost of intangible assets	2,057,235	1,846,858
Copyrights
Intangible assets, net
Total cost of intangible assets	1,648,532
Partnership agreement
Intangible assets, net
Total cost of intangible assets	349,783	349,783
Trade name
Intangible assets, net
Total cost of intangible assets	262,360	262,360
Student base
Intangible assets, net
Total cost of intangible assets	221,082	221,082
Non-compete agreement
Intangible assets, net
Total cost of intangible assets	17,012	17,012
Education license
Intangible assets, net
Total cost of intangible assets	$ 4,509	$ 4,509

GOODWILL (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011 item
Goodwill
Beginning balance	$ 2,073,091	$ 2,047,189
Exchange difference	6,369	25,902
Ending balance	2,079,460	2,073,091	2,047,189
Accumulated goodwill impairment
Beginning balance	(1,524,266)	(1,384,606)
Charge for the year	0	(139,660)	(128,522)
Ending balance	(1,524,266)	(1,524,266)	(1,384,606)
Goodwill, net	555,194	548,825
Number of business liquidated			2
Qianjiang and Jianli School
Accumulated goodwill impairment
Charge for the year			$ (128,522)
Number of acquired schools for which goodwill impairment loss recognized			2
Number of business liquidated			2

LONG-TERM PREPAYMENTS (Details) (USD $)	1 Months Ended	12 Months Ended	3 Months Ended
	Feb. 28, 2013	Feb. 29, 2012 item	Jun. 30, 2012 Copyrights
LONG-TERM PREPAYMENTS
Prepaid for teaching materials development		$ 1,099,547
Prepaid for acquisition of license		823,934
Total		1,923,481
Number of agreements signed by the Group with McGraw-Hill Hong Kong Limited		2
Number of sets of English teaching materials to be developed by McGraw-Hill Hong Kong Limited		2
Total amount of the agreements to develop English teaching materials		1,648,532
Prepayment amount recorded as restricted cash	229,772
Prepayment was fully written off	$ 594,162
Long-term prepayments
Amortized period			5 years

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Feb. 28, 2013	Feb. 29, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 12,618,301	$ 9,614,318
Other taxes payable	2,746,276	2,362,052
Accrued teaching material costs	309,938	465,627
Payable to employees	206,014	885,869
Government subsidies	160,738
Enrollment fees collected for sponsors	120,082	281,293
Payable for investment in Holiday School	96,443	95,337
Professional service fee payable	69,499	478,890
Payable for acquisition of Wuhan Jianghan School	35,684	35,274
Accrued advertising expenses		231,600
Others	833,026	833,930
Total	$ 17,196,001	$ 15,284,190

FAIR VALUE (Details) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2009 item	Aug. 31, 2007 item	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
FAIR VALUE
Number of securities in mutual funds bought	2	2
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the beginning of the period			$ 361,803	$ 465,709	$ 1,918,156
Disposed					(1,470,660)
Changes in fair value			34,331	(121,895)	2,850
Foreign exchange difference			3,821	17,989	15,363
Balance at the end of the period			399,955	361,803	465,709
Available-for-sale securities
Fair value			399,955	361,803	465,709
Mutual fund
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the end of the period			399,955	361,803
Available-for-sale securities
Cost			378,390	374,569
Gross unrealized gains			21,565
Gross unrealized (losses)				(12,766)
Fair value			$ 399,955	$ 361,803

FAIR VALUE (Details 2) (USD $)	12 Months Ended	1 Months Ended		1 Months Ended
	Feb. 28, 2013	Mar. 31, 2012 Century Mingde	Feb. 28, 2013 Century Mingde	Feb. 28, 2013 Third-party online platform
Long-term investments
Long-term investment	$ 5,491,073		$ 2,411,073	$ 3,080,000
Percentage of equity interest acquired		6.00%		16.85%
Cash consideration		$ 2,411,073		$ 3,080,000
Discount rate (as a percent)	19.00%
Number of preferred shares acquired				2,200,000

FAIR VALUE (Details 3) (USD $)	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities	$ 399,955	$ 361,803	$ 465,709	$ 1,918,156
Long-term investments	5,491,073
Recurring | Total
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities	399,955	361,803
Long-term investments	5,491,073
Total	5,891,028	361,803
Recurring | Level 1
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities	399,955	361,803
Total	399,955	361,803
Recurring | Level 3
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Long-term investments	5,491,073
Total	$ 5,491,073

INCOME TAXES (Details)	12 Months Ended				36 Months Ended			12 Months Ended							24 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CNY	Feb. 29, 2012 USD ($)	Feb. 28, 2011 USD ($)	Dec. 31, 2013 Xueersi Education HNTE	Dec. 31, 2011 Xueersi Education High-tech company	Dec. 31, 2008 Xueersi Education High-tech company	Feb. 28, 2013 Hong Kong USD ($)	Feb. 29, 2012 Hong Kong USD ($)	Feb. 28, 2011 Hong Kong USD ($)	Feb. 28, 2013 PRC HNTE	Dec. 31, 2013 PRC Xueersi Education	Dec. 31, 2012 PRC Xueersi Education	Feb. 28, 2013 Xueersi Hong Kong Hong Kong	Dec. 31, 2010 TAL Beijing Newly established software enterprise	Dec. 31, 2013 TAL Beijing Newly established software enterprise	Dec. 31, 2012 Yidu Huida Newly established software enterprise	Dec. 31, 2015 Yidu Huida Newly established software enterprise	Feb. 28, 2013 Yidu Hong Kong Hong Kong
Income taxes
Tax rate (as a percent)														16.50%					16.50%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Provision for profits tax	$ 4,101,092		$ 4,156,450	$ 2,628,090				$ 0	$ 0	$ 0
Assessable income	37,541,158		28,470,103	27,003,635				0	0	0
Preferential tax rate (as a percent)					15.00%	7.50%					15.00%	15.00%	15.00%			12.50%		12.50%
Period for exemption from EIT							3 years								2 years		2 years
Current
PRC income tax expenses	4,708,274		4,452,076	3,232,563
Deferred
PRC income tax expenses	(607,182)		(295,626)	(604,473)
Total	4,101,092		4,156,450	2,628,090				0	0	0
Current deferred tax assets:
Accrued payroll	2,229,548		1,730,992
Unrealized loss on available-for-sale securities	100,934		108,167
Less: valuation allowance	(70,036)		(109,401)
Current deferred tax assets, net	2,260,446		1,729,758
Non-current deferred tax assets:
Property and equipment	262,039		197,248
Intangible assets	286,756		317,169
Tax losses carry-forward deferred tax assets	504,853		727,105
Less: valuation allowance	(515,184)		(751,300)
Non-current deferred tax assets, net	538,464		490,222
Non-current deferred tax liabilities:
Intangible assets	36,845		45,881
Accrued ADR income	62,100		110,613
Non-current deferred tax liabilities	98,945		156,494
Additional disclosures
Tax loss carry-forward	2,019,412
Valuation allowance	585,220
Statute of limitations period for underpayment of income taxes due to computational errors	3 years	3 years
Late payment surcharge for underpayment of income taxes due to computational errors	0
Statute of limitations period under special circumstances	5 years	5 years
Statute of limitations period for transfer pricing related adjustment	10 years	10 years
Maximum period to make delinquent tax payment to taxpayer or withholding agent, if underpayment of taxes is resulted from the tax authority's act or error	3 years	3 years
Threshold amount of an underpayment of tax liability for specifically listing it under special circumstance for statute of limitation		100,000

INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of the PRC statutory tax rate to the effective tax rate
Net income before provision for income tax	$ 37,541,158	$ 28,470,103	$ 27,003,635
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	9,385,290	7,117,526	6,750,909
Expenses not deductible	357,334	586,348	428,150
Effect of income tax exemptions	(7,070,722)	(4,752,840)	(6,001,819)
Effect of income tax rate difference in other jurisdictions	1,704,671	670,220	1,523,418
Change in valuation allowance	(275,481)	535,196	(72,568)
Total	4,101,092	4,156,450	2,628,090
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Increase in income tax expenses	7,070,722	4,752,840	6,001,819
Additional disclosures
Withholding tax rate (as a percent)	10.00%
Aggregate undistributed earnings of the company's subsidiaries, VIEs and VIEs subsidiaries located in the PRC	$ 118,059,578	$ 79,515,168
Net income per common share-basic
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Net income per common share (in dollars per share)	$ 0.17	$ 0.13	$ 0.14
Net income per common share-diluted
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Net income per common share (in dollars per share)	$ 0.17	$ 0.13	$ 0.13

COMMON SHARES (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Oct. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Common shares
Number of classes of common shares				2
Net proceeds from IPO	127
Class A Common shares
Common shares
Number of votes to which holders of common shares are entitled for each share held				1
Number of Class A common shares into which each Class B common share is convertible				1
Shares issued	27,600,000					27,600,000
Common shares, par value (in dollars per share)				$ 0.001	$ 0.001
Conversion of Class B common shares to Class A common shares (in shares)				21,875,000	15,319,000
Common shares were cancelled upon the completion of the share repurchase				577,938
Shares issued related to vesting and conversion of non-vested shares				1,740,044	2,358,044
Class B Common shares
Common shares
Number of votes to which holders of common shares are entitled for each share held				10
Shares issued		119,999,000	1,000
Common shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common shares issued due to conversion of convertible shares	5,000,000					5,000,000
Conversion of Class B common shares to Class A common shares (in shares)				(21,875,000)	(15,319,000)
American Depository Shares
Common shares
Shares issued	13,800,000
American Depository Shares | Non-vested shares
Common shares
Non-vested shares vested and converted into American Depository Shares				1,740,044	2,358,044
Shares issued related to vesting and conversion of non-vested shares				870,022	1,179,022
Series A convertible redeemable preferred shares
Common shares
Number of convertible shares converted	5,000,000

NET INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
NET INCOME PER SHARE
Net income from continuing operations	$ 33,440,066	$ 24,313,653	$ 24,375,545
Net loss from discontinued operations			(334,395)
Net income	$ 33,440,066	$ 24,313,653	$ 24,041,150
Shares (denominator):
Weighted average shares outstanding Basic	155,607,458	154,000,219	131,911,539
Dilutive effect of preferred shares			3,173,077
Dilutive effect of non-vested shares award	1,023,632	1,874,162	1,361,019
Diluted (in shares)	156,631,090	155,874,381	136,445,635
Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Basic from discontinued operations (in dollars per share)			$ 0
Basic (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Net income per common share attributable to TAL Education Group shareholders-diluted
Diluted from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Diluted from discontinued operations (in dollars per share)			$ 0
Diluted (in dollars per share)	$ 0.21	$ 0.16	$ 0.18

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
COMMITMENTS AND CONTINGENCIES.
Maximum term of non-cancellable leases	10 years
Rental expense under operating leases	$ 32,846,710	$ 26,212,907	$ 15,457,321
Future minimum payments under non-cancellable operating leases
February 2014	33,000,234
February 2015	24,952,401
February 2016	14,766,041
February 2017	7,780,280
February 2018 and after	7,679,684
Total	$ 88,178,640

SEGMENT INFORMATION (Details)	12 Months Ended
Feb. 28, 2013 item
SEGMENT INFORMATION
Number of reportable segments	1

MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
MAINLAND CHINA CONTRIBUTION PLAN
Provision for employee benefits under defined contribution plan	$ 13,672,411	$ 8,827,425	$ 3,260,508

STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of after-tax income required to be transferred to statutory surplus reserve	10.00%
Statutory surplus reserve as a percentage of registered capital up to which after-tax income of PRC subsidiaries and VIEs shall be transferred	50.00%
Minimum annual appropriations to development fund as a percentage of annual net income, for private school which requires reasonable returns	25.00%
Minimum annual appropriation to development fund as a percentage of the annual increase in net assets for private schools which do not require a reasonable return	25.00%
Appropriation to the statutory surplus reserve	$ 421,394	$ 432,678
Appropriation to the development fund	1,367,234	1,829,338
Paid-in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	13,100,300	10,434,331
Statutory reserve plus development fund of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	12,291,341	10,502,713
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 25,391,641	$ 20,937,044

SHARE-BASED COMPENSATION (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended							1 Months Ended	12 Months Ended	0 Months Ended
	Jul. 26, 2010	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Jun. 30, 2010	Feb. 19, 2011 Officer 70,000 nonvested shares modified item	Aug. 17, 2011 Officer 52,500 nonvested shares modified item	Mar. 02, 2012 Employees	Jul. 26, 2011 Employees	Apr. 08, 2011 Employees and independent directors	Jul. 26, 2010 Executive officers and employees	Jun. 13, 2011 Independent director	Jun. 30, 2011 Independent director 12,000 nonvested shares modified item	Feb. 28, 2013 Independent director and officer 12000 and 52500 nonvested shares modified item	Jul. 26, 2011 On first anniversary of the date of grant Employees	Jul. 26, 2010 On first anniversary of the date of grant Executive officers and employees	Jul. 26, 2010 Over the next two anniversaries of the date of grant Executive officers and employees item	Jun. 13, 2011 Over the next two anniversaries of the date of grant Independent director item	Jul. 26, 2011 Over the next four anniversaries of the date of grant Employees item	Jul. 26, 2010 Over the next four anniversaries of the date of grant Executive officers and employees item	Apr. 08, 2011 Period beginning July 2011 through January 2015 Employees and independent directors	Apr. 08, 2011 On October 19 of each year for three years subsequent to the date of grant Employees and independent directors item	Jun. 13, 2011 Over the three anniversaries of the date of grant Independent director item	Jul. 26, 2011 On second anniversary of the date of grant Employees	Jul. 26, 2011 On third anniversary of the date of grant Employees	Jul. 26, 2011 On fourth anniversary of the date of grant Employees	Mar. 02, 2012 January 26 of each year from 2012 to 2023 Employees	Mar. 02, 2012 January 26 of 2013 Employees	Mar. 02, 2012 January 26 of 2014 Employees	Mar. 02, 2012 January 26 of 2015 Employees	Mar. 02, 2012 January 26 of 2016 Employees	Mar. 02, 2012 January 26 of 2017 Employees	Mar. 02, 2012 January 26 of 2018 Employees	Mar. 02, 2012 January 26 of 2019 Employees	Mar. 02, 2012 January 26 of 2020 Employees	Mar. 02, 2012 January 26 of 2021 Employees	Mar. 02, 2012 January 26 of 2022 Employees	Mar. 02, 2012 January 26 of 2023 Employees	Mar. 02, 2012 July 26 of each year from 2012 to 2014 Employees	Mar. 02, 2012 July 26 of 2012 Employees	Mar. 02, 2012 July 26 of 2013 Employees	Mar. 02, 2012 July 26 of 2014 Employees
SHARE-BASED COMPENSATION.
Maximum aggregate number of shares which may be issued pursuant to all awards					18,750,000
Share-based compensation
Number of nonvested shares granted	5,419,500	6,845,800	586,100	5,419,500					40,800	409,300	5,419,500	136,000
Estimated fair value of the ordinary share on the grant date (in dollars per share)	$ 4.05	$ 5.56	$ 5.4	$ 4.05							$ 4.05
Percentage of granted non vested shares which will vest																100.00%
Vesting of nonvested shares		1,873,398	2,379,740					6,845,800							12,000	945,100	831,400	16,000		3,643,000	337,300	72,000	120,000	10,200	10,200	8,400	6,821,800	512,800	777,600	777,600	777,600	777,600	777,600	579,600	579,600	537,800	496,000	228,000	24,000	12,000	6,000	6,000
Number of batches in which nonvested shares will vest							3										2	2		4		3	3
Number of next anniversaries of the date of grant over which nonvested awards will vest																	2	2	4	4			3
Number of independent directors and employees affected by modification						1							1
Original vesting period						4 years	3 years
Vesting period						1 year																3 years
Number of nonvested shares under modification						70,000	52,500						12,000
Unrecognized compensation expense		$ 26,697,018				$ 243,111								$ 170,410
Number of persons affected by modification														2

SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Share-based compensation
Total share-based compensation	$ 8,283,900	$ 7,901,243	$ 5,306,472
Cost of revenues
Share-based compensation
Total share-based compensation	105,756	417,984	521,387
Selling and marketing
Share-based compensation
Total share-based compensation	1,814,748	1,497,266	975,114
General and administrative
Share-based compensation
Total share-based compensation	$ 6,363,396	$ 5,985,993	$ 3,809,971

SHARE-BASED COMPENSATION (Details 3) (USD $)	0 Months Ended	12 Months Ended
	Jul. 26, 2010	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Number of nonvested shares
Outstanding at the beginning of the period (in shares)		3,402,610	5,350,800
Granted (in shares)	5,419,500	6,845,800	586,100	5,419,500
Forfeited (in shares)		663,500	154,550	68,700
Vested (in shares)		1,873,398	2,379,740
Outstanding at the end of the period (in shares)		7,711,512	3,402,610	5,350,800
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 4.23	$ 4.05
Granted (in dollars per share)	$ 4.05	$ 5.56	$ 5.4	$ 4.05
Forfeited (in dollars per share)		$ 5.26	$ 4.42	$ 4.05
Vested (in dollars per share)		$ 4.55	$ 4.1
Outstanding at the end of the period (in dollars per share)		$ 5.24	$ 4.23	$ 4.05
Additional disclosures
Unrecognized compensation expense		$ 26,697,018
Weighted-average period over which unrecognized compensation expense will be recognized		3 years 8 months 12 days
Total fair value of non-vested shares vested during the period		$ 8,523,961	$ 9,756,934

DISTRIBUTION TO SHAREHOLDERS (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 27, 2012	Sep. 29, 2010	Feb. 28, 2013	Feb. 28, 2011	Oct. 19, 2012
DISTRIBUTION TO SHAREHOLDERS
Cash dividend declared		$ 30,000,000
Cash dividend declared (in dollars per share)					$ 0.25
Cash dividend paid	$ 39,030,038		$ 39,030,038	$ 30,000,000

SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Jul. 26, 2010	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Mar. 02, 2013 Subsequent events	Jun. 30, 2013 Subsequent events Century Mingde	Mar. 02, 2013 Subsequent events Minimum	Mar. 02, 2013 Subsequent events Maximum
Subsequent events
Number of nonvested shares granted	5,419,500	6,845,800	586,100	5,419,500	564,000
Vesting period of nonvested shares							1 year	10 years
Fair value per non-vested share granted (in dollars per share)	$ 4.05	$ 5.56	$ 5.4	$ 4.05	$ 4.46
Portion of the total purchase price received in the process of redemption of the investmentPortion of the total purchase price received in the process of redemption of the investment						$ 809,000